Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	CHECK POINT SOFTWARE TECHNOLOGIES LTD
Entity Central Index Key	0001015922
Trading Symbol	chkp
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	205,892,869

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 493,546	$ 551,777
Short-term deposits	222,455
Marketable securities	643,539	537,718
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 21,170 and $ 16,839 at December 31, 2010 and 2011, respectively)	357,418	283,192
Prepaid expenses and other current assets	53,045	44,247
Total current assets	1,770,003	1,416,934
LONG-TERM ASSETS:
Marketable securities	1,519,865	1,325,451
Property and equipment, net	36,639	37,065
Severance pay fund	6,052	6,532
Deferred tax asset, net	25,296	18,122
Other intangible assets, net	26,239	66,765
Goodwill	727,875	717,052
Other assets	16,094	17,381
Total long-term assets	2,358,060	2,188,368
Total assets	4,128,063	3,605,302
LIABILITIES AND SHAREHOLDERS' EQUITY
Trade payables	3,975	9,927
Employee and payroll accruals	89,988	80,814
Deferred revenues	490,655	424,158
Accrued expenses and other liabilities	177,852	148,363
Total current liabilities	762,470	663,262
LONG-TERM LIABILITIES:
Deferred revenues	61,523	40,394
Income tax accrual	219,469	169,370
Deferred tax liability	1,274	1,721
Severance pay	10,236	11,224
Total long-term liabilities	292,502	222,709
Total liabilities	1,054,972	885,971
SHAREHOLDERS' EQUITY:
Preferred shares, NIS 0.01 par value, 5,000,000 shares authorized at December 31, 2010 and 2011; no shares issued and outstanding at December 31, 2010 and 2011
Deferred shares, NIS 1 par value, 10 shares authorized at December 31, 2010 and 2011; 1 share issued and outstanding at December 31, 2010 and 2011
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2010 and 2011; 261,223,970 shares issued at December 31, 2010 and 2011; 208,414,687 and 205,892,869 shares outstanding at December 31, 2010 and 2011, respectively	774	774
Additional paid-in capital	630,508	580,276
Treasury shares at cost-52,809,283 and 55,331,101 Ordinary shares at December 31, 2010 and 2011, respectively	(1,543,886)	(1,306,382)
Accumulated other comprehensive income	12,650	15,584
Retained earnings	3,973,045	3,429,079
Total shareholders' equity	3,073,091	2,719,331
Total liabilities and shareholders' equity	$ 4,128,063	$ 3,605,302

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowances for doubtful accounts and sales reserves	$ 16,839		$ 21,270
Preferred shares, par value		0.01		0.01
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0
Deferred shares, par value		1		1
Deferred shares, shares authorized	10	10	10	10
Deferred shares, shares issued	1	1	1	1
Deferred shares, shares outstanding	1	1	1	1
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	261,223,970	261,223,970	261,223,970	261,223,970
Ordinary shares, shares outstanding	205,892,869	205,892,869	208,414,687	208,414,687
Treasury stock, shares	55,331,101	55,331,101	52,809,283	52,809,283

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Products and licenses	$ 503,475		$ 444,400		$ 361,633
Software updates, maintenance and subscriptions	743,511		653,468		562,784
Total revenues	1,246,986		1,097,868		924,417
Operating expenses:
Cost of products and licenses	81,043	[1],[2]	75,426	[1],[2]	61,495	[1],[2]
Cost of software updates, maintenance and subscriptions	63,469	[1],[2]	55,721	[1],[2]	43,551	[1],[2]
Amortization of technology	31,171	[1]	32,826	[1]	28,224	[1]
Total cost of revenues	175,683	[1]	163,973	[1]	133,270	[1]
Research and development	110,147	[1]	105,748	[1]	89,743	[1]
Selling and marketing	253,800	[1]	235,301	[1]	220,877	[1]
General and administrative	65,182	[1]	57,244	[1]	56,409	[1]
Restructuring and other acquisition related costs			588	[1]	9,101	[1]
Total operating expenses	604,812		562,854		509,400
Operating income	642,174		535,014		415,017
Financial income, net	39,023		30,164		32,058
Net gain (impairment net of gains) on sale of marketable securities previously impaired	2,017		(785)		(1,277)
Income before taxes on income	683,214		564,393		445,798
Taxes on income	139,248		111,567		88,275
Net income	$ 543,966		$ 452,826		$ 357,523
Basic earnings per Ordinary share	$ 2.63		$ 2.18		$ 1.71
Diluted earnings per Ordinary share	$ 2.54		$ 2.13		$ 1.68

[1]	*) Includes stock-based compensation to employees in the following items: Cost of products and licenses $ 47 $ 49 $ 58 Cost of software updates, maintenance and subscriptions $ 641 $ 984 $ 909 Research and development $ 6,649 $ 7,325 $ 7,471 Selling and marketing $ 5,032 $ 7,279 $ 7,888 General and administrative $ 18,538 $ 19,543 $ 23,509
[2]	Not including amortization of technology shown separately below.

Consolidated Statements Of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost Of Products And Licenses Expense [Member]
Total stock-based compensation expense	$ 58	$ 49	$ 47
Cost Of Software Updates Maintenance And Subscriptions Expense [Member]
Total stock-based compensation expense	909	984	641
Research And Development Expense [Member]
Total stock-based compensation expense	7,471	7,325	6,649
Selling And Marketing Expense [Member]
Total stock-based compensation expense	7,888	7,279	5,032
General And Administrative Expense [Member]
Total stock-based compensation expense	$ 23,509	$ 19,543	$ 18,538

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 774	$ 503,408	$ (1,105,250)	$ (4,673)	$ 2,621,606		$ 2,015,865
Tax benefit related to exercise of stock options		7,502					7,502
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted stock units		(13,943)	107,783		(862)		92,978
Treasury shares at cost			(202,285)				(202,285)
Stock-based compensation expense related to employees		30,907					30,907
Comprehensive income, net of tax
Reclassification adjustments to income on marketable securities, net of tax				104		104	104
Other than temporary impairment, net of tax				2,523		2,523	2,523
Unrealized gain (loss) on marketable securities, net of tax				14,601		14,601	14,601
Net income					357,523	357,523	357,523
Total comprehensive income						374,751
Unrealized gain (loss) on marketable securities, net of tax				12,555
Accumulated other comprehensive income				12,555
Balance at Dec. 31, 2009	774	527,874	(1,199,752)	12,555	2,978,267		2,319,718
Tax benefit related to exercise of stock options		4,763					4,763
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted stock units		12,459	93,370		(2,014)		103,815
Treasury shares at cost			(200,000)				(200,000)
Stock-based compensation expense related to employees		35,180					35,180
Comprehensive income, net of tax
Reclassification adjustments to income on marketable securities, net of tax				(974)		(974)	(974)
Other than temporary impairment, net of tax				659		659	659
Unrealized gain (loss) on marketable securities, net of tax				3,344		3,344	3,344
Net income					452,826	452,826	452,826
Total comprehensive income						455,855
Unrealized gain (loss) on marketable securities, net of tax				15,584
Accumulated other comprehensive income				15,584			15,584
Balance at Dec. 31, 2010	774	580,276	(1,306,382)	15,584	3,429,079		2,719,331
Tax benefit related to exercise of stock options		7,956					7,956
Acquisition of non-controlling interest in Sofaware		(6,556)					(6,556)
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted stock units		8,997	62,496				71,493
Treasury shares at cost			(300,000)				(300,000)
Stock-based compensation expense related to employees		39,835					39,835
Comprehensive income, net of tax
Reclassification adjustments to income on marketable securities, net of tax				(374)		(374)	(374)
Gain on sale of marketable securities previously impaired				(1,654)		(1,654)	(1,654)
Unrealized gain (loss) on marketable securities, net of tax				(681)		(681)	(681)
Unrealized loss on forward contracts				(225)		(225)	(225)
Net income					543,966	543,966	543,966
Total comprehensive income						541,032
Unrealized gain on marketable securities and forward contracts, net of tax				12,650
Accumulated other comprehensive income				12,650			12,650
Balance at Dec. 31, 2011	$ 774	$ 630,508	$ (1,543,886)	$ 12,650	$ 3,973,045		$ 3,073,091

Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Shareholders' Equity [Abstract]
Issuance of treasury shares under stock plans, ordinary shares	3,069,869	4,965,581	6,871,250
Issuance of treasury shares under stock plans, ordinary shares withheld for taxes	52,431	61,149	43,805
Treasury shares	5,591,687	5,650,169	7,814,140
Tax effect of reclassification adjustments to income on marketable securities	$ 298	$ (244)	$ (122)
Tax effect of other than temporary impairment on marketable securities		126	611
Tax effect of gain on sale of marketable securities previously impaired	363
Tax effect of unrealized gain (losses) on marketable securities	372	988	4,805
Tax effect of accumulated unrealized gain (losses) on marketable securities		4,909	4,039
Tax effect of accumulated unrealized gains (losses) on marketable securities and forward contracts	$ 3,876

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 543,966	$ 452,826	$ 357,523
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	7,620	6,890	8,885
Amortization of premium and accretion of discount on marketable securities, net	28,092	14,428	8,414
Net gain (impairment net of gains) on sale of marketable securities previously impaired	(2,017)	785	1,277
Realized gain on sale of marketable securities, net	(672)	(974)	1,896
Amortization of intangible assets	43,925	51,876	50,653
Stock-based compensation	39,835	35,180	30,907
Deferred income taxes, net	(11,552)	(11,674)	(11,386)
Decrease (increase) in trade receivables, net of allowances for doubtful accounts and sales reserves	(73,674)	536	(11,256)
Decrease (increase) in prepaid expenses and other current assets and other assets	(4,917)	(5,742)	1,285
Increase (decrease) in trade payables	(5,999)	789	(2,405)
Increase in employees and payroll accruals	8,988	13,647	20,163
Increase in accrued expenses and other liabilities	90,384	97,178	63,026
Increase in deferred revenues	87,487	37,649	46,006
Excess tax benefit from stock-based compensation	(7,956)	(4,763)	(7,502)
Increase (decrease) in accrued severance pay, net	(546)	(55)	(379)
Net cash provided by operating activities	742,964	688,576	557,107
Cash flows from investing activities:
Cash paid in conjunction with acquisitions, net of acquired cash	(15,060)	(13,957)	(58,787)
Proceeds from maturity of marketable securities	820,365	605,725	427,660
Proceeds from sale of marketable securities	23,655	44,096	27,006
Investment in marketable securities	(1,173,398)	(1,090,416)	(1,002,305)
Investment in short-term deposits	(222,455)		26,302
Purchase of property and equipment	(7,195)	(4,910)	(4,283)
Net cash used in investing activities	(574,088)	(459,462)	(584,407)
Cash flows from financing activities:
Proceeds from issuance of shares under stock purchase plan and upon exercise of options	71,493	103,815	92,978
Acquisition of non-controlling interest in Sofaware	(6,556)
Purchase of treasury shares at cost	(300,000)	(200,000)	(202,285)
Excess tax benefit from stock-based compensation	7,956	4,763	7,502
Net cash used in financing activities	(227,107)	(91,422)	(101,805)
Increase (decrease) in cash and cash equivalents	(58,231)	137,692	(129,105)
Cash and cash equivalents at the beginning of the year	551,777	414,085	543,190
Cash and cash equivalents at the end of the year	493,546	551,777	414,085
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	63,593	59,945	55,440
Supplemental disclosures of non cash financing and investing activities
Net change in unrealized gain (loss) on marketable securities	$ (3,741)	$ 3,899	$ 22,521

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General

NOTE 1:- GENERAL

a.	Check Point Software Technologies Ltd. ("Check Point Ltd."), an Israeli corporation, and its subsidiaries (collectively, the "Company" or "Check Point"), are engaged in developing, marketing and supporting software and combined hardware and software products and subscriptions, by offering network security, data security and management solutions for enterprise networks and service providers.

The Company operates in one reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance, support and other services. The Company sells its products worldwide primarily through multiple distribution channels ("channel partners"), including distributors, resellers, system integrators, Original Equipment Manufacturers ("OEMs"), system integrators and Managed Security Service Providers ("MSPs").

b.	During 2011, 2010 and 2009, approximately 35% of the Company's revenues were derived from the same two channel partners, 18% from one channel partner and 17% from the other. Trade receivable balances from these two channel partners aggregated $ 114,801 and $ 132,127 as of December 31, 2010 and 2011, respectively.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to accounts receivable and sales allowances, fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, deferred taxes and income tax uncertainties, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in United States dollars:

Most of the Company's revenues and costs are denominated in United States dollars ("dollars"). The Company's management believes that the dollar is the primary currency of the economic environment in which Check Point Ltd. and each of its subsidiaries operate.

Thus, the dollar is the Company's functional and reporting currency. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with ASC Topic 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Short-term deposit:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values.

f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments – Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income, net" and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income, net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in " net gain (impairment net of gains) on sale of marketable securities previously impaired " in the statement of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2009 and 2010, other-than-temporary impairment, net of gain on sale of marketable securities previously impaired, amounted to $ 1,277 and $ 785, respectively. The amount in 2009 includes a loss of $ 3,134 and a gain of $ 1,857 on sale of securities previously impaired. During 2011 a gain of $ 2,017 on sale of securities previously impaired was recorded. See further details in Note 4.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Property and equipment are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2009, 2010 and 2011, no impairment losses have been recorded.

h.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2011, no impairment losses have been identified.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 0.5 to 20 years. Acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. Other intangible assets consist primarily of core technology, trademarks, and backlog and are amortized over their estimated useful lives on a straight-line basis.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2009, 2010 and 2011, no impairment loss was recorded.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

j.	Research and development costs:

Research and development costs are charged to the statement of income as incurred. ASC 985-20, "Software- Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

k.	Revenue recognition:

The Company derives its revenues mainly from products, licenses, combined hardware and software products, software updates and maintenance and subscriptions. The Company's products are generally integrated with software that is essential to the functionality of the equipment. The Company sells its products primarily through channel partners including distributors, resellers, OEMs, system integrators and MSPs, all of whom are considered end-users. The Company also sells its products directly to end users primarily through its web site.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-14, Certain Arrangements That Include Software Elements, (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14") and ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13"). ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011. This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met. While certain of the Company's bundled products are now accounted for following ASC 605, the impact of the adoption of these standards was immaterial.

As a result of the adoption of ASU 2009-14, starting January 1, 2011 the Company applies ASC No. 605, "Revenue Recognition" to products that include software updates and maintenance and subscription. Revenues from these bundled arrangements are separated into their various elements following ASU 2009-13 and are recognized for each element when persuasive evidence of an arrangement exists, the product or software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the amounts are fixed or determinable and collection of the amount is considered probable. Revenues for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer or are actually collected, provided that all other revenue recognition criteria have been met.

The Company's revenue recognition policies provide that when a sales arrangement contains multiple elements, such as software and non-software components that function together to deliver the product's essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available.

The Company applied software revenue recognition guidance, ASC 985-605, "Software Revenue Recognition", to all transactions entered into prior to January 1, 2011 involving the sale of software products and hardware products that include software and to all software arrangements since January 1, 2011. Product and software license revenue is recognized when persuasive evidence of an arrangement exists, the software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the license fees are fixed or determinable and collection of the license fee is considered probable. For hardware transactions where software is essential to the functionality of the appliance, the Company did not separate the license fee and did not apply separate accounting guidance to the hardware and software elements. Fees for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer or are actually collected, provided that all other revenue recognition criteria have been met.

As required by ASC 985-605, the Company determined the value of the arrangement components (the delivered elements) of its multiple-element arrangements using the residual method when VSOE of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company's software updates and maintenance provides customers with rights to unspecified software product upgrades released during the term of the agreement, The Company's support offerings include multiple services to customers primarily telephone access to technical support personnel and hardware support services. Subscription includes other security solutions sold as a service or annuity. Revenues from software updates, maintenance and subscriptions are recognized ratably over the term of the agreement.

The Company determines the fair value of software updates and maintenance based on the renewal prices charged for such services. The Company offers several levels of services, classified by services offered, response time, and availability. The Company has defined classes of customers, based on the total gross value of licensed software and hardware products the customer purchased from the Company. The Company prices renewals for each service level and each class of customer as a fixed percentage of the total gross value of licensed software and hardware products the customer purchased. The Company determines the fair value of subscription based on the renewal prices charged for such services. The renewal prices are based on the Company's price list.

For products the Company determined the selling price by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of the estimated selling price (ESP) is made through consultation with and approval of management.

Deferred revenues represent mainly the unrecognized revenue billed for licensed software blades (subscription), unspecified software updates, maintenance and support. Such revenues are recognized ratably over the term of the related agreement.

The Company records a provision for estimated sales returns, stock rotations and other rights granted to customers on product and service related sales in the same period the related revenues are recorded in accordance with ASC 605 or ASC 985-605. These estimates are based on historical sales returns, analysis of credit memo data, stock rotation and other known factors. Such provisions amounted to $ 14,074 and $ 10,117 as of December 31, 2010 and 2011, respectively.

l.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging and license fees paid to third parties.

Cost of software updates, maintenance and subscriptions is comprised of cost of post-sale customer support and license fees paid to third parties.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company's operations, and is presented separately as part of cost of revenues.

m.	Severance pay:

The Company's liability for severance pay for periods prior to January 1, 2007, is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month's salary for each year of employment, or a portion thereof. Until January 1, 2007, the Company's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of deposited funds in respect to the severance liability for services prior to January 1, 2007, includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2007, the Company's agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company's contributions for severance pay has replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations is conducted between the parties regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid. Effective from January 1, 2007, the Company increased its contribution to the deposited funds to cover the full amount of the employee's monthly salary for each year of service.

Severance expenses for the years ended December 31, 2009, 2010 and 2011, were $ 4,037, $ 4,053 and $ 4,823, respectively.

n.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 50%, but generally not greater than $ 16,500 per year (and an additional amount of $ 5,500 for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 3% of their eligible compensation. In 2009, 2010 and 2011, the Company's match amounted to $ 848, $ 904 and $ 991, respectively.

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

p.	Advertising expenses:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011, were $ 1,400, $ 3,098 and $ 2,918, respectively.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and trade receivables.

The Company's cash and cash equivalents, short-term deposits and marketable securities are held mainly by the Company's Singaporean subsidiary, the U.S. subsidiary and Check Point Ltd., are invested in dollar and dollar-linked investments, and are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear low risk.

The Company's marketable securities consist of investment-grade corporate bonds, U.S. government agency securities and sovereign bonds. The Company's investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are geographically diversified and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based upon a specific review of all significant outstanding invoices. For those invoices not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history and current economic trends. Allowance for doubtful accounts amounted to $ 7,096 and $ 6,722 as of December 31, 2010 and 2011, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts.

Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expense amounted to $ 2,052, $ 97 and $ 702 in 2009, 2010 and 2011, respectively. Total write offs during 2009, 2010 and 2011 amounted to $ 274, $ 1,575 and $1,076 respectively.

r.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in Israeli Shekels, Euros, British Pounds, Swedish Krona, Norwegian Krone and Japanese Yen. As of December 31, 2010 and 2011, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $ 187,676 and $ 34,676, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). The net gains (losses) recognized in "financial income, net" during 2009 2010 and 2011 were $6,048 $ 10,848 and ($240), respectively.

During 2010 and 2011, the Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels, Euros and British Pounds. As of December 31, 2011, the Company had outstanding option contracts in the amount of $16,762 and none were outstanding as of December 31, 2010. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). These contracts met the requirement for cash flow hedge accounting and as such gains in the amount of $ 208 and $428 were recognized when the related expenses were incurred and classified in operating expenses during 2011 and 2010, respectively.

s.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares outstanding during the year, in accordance with ASC No. 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 8,386,309, 1,147,378 and 1,342,904 for 2009, 2010 and 2011, respectively.

t.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC No. 718 requires the cash flows resulting from the tax deductions in excess of the compensation costs recognized for those stock options to be classified as financing cash flows.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock-options awards and whereas the fair value of restricted stocks awards is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of options granted in 2009, 2010 and 2011 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2009	2010	2011
Expected volatility	35.00%	30.54%	29.59%
Risk-free interest rate	2.61%	1.63%	2.04%
Dividend yield	0.0%	0.0%	0.0%
Expected term from vesting date (years)	3.62	2.97	3.81

Employee Stock Purchase Plan
Expected volatility	46.90%	20.20%	23.94%
Risk-free interest rate	0.31%	0.16%	0.14%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

u.	Fair value of financial instruments:

The Company measures its cash equivalents, marketable securities, Auction Rate Securities, and foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 —	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 —	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to gain and loss on hedging derivative instruments and unrealized gains and losses on available for sale securities.

w.	Treasury stock:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

x.	Impact of recently issued accounting standards:

In May 2011, the Financial Accounting Standards Board (FASB) issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of stockholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on our financial position or results of operations, but will result in a change in the presentation of our basic consolidated financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to provide a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

NOTE 3:- ACQUISITIONS

a.

On April 14, 2009, the Company completed the acquisition of the security appliance business of Nokia Corporation ("Nokia"). Prior to the completion of the acquisition, Check Point had collaborated with Nokia's security appliance business over the past decade to deliver enterprise security solutions. Since completing the acquisition, the Company has been building upon this collaboration and the synergies between the Company and Nokia's security appliance business to provide an extended security appliance portfolio that is developed, manufactured and supported by Check Point. Total purchase price was $54,037. A significant amount of the acquisition was recorded as goodwill due to the synergies and previous collaboration with Nokia.

Purchase price allocation:

Under business combination accounting, the total purchase price was allocated to Nokia's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Accounts receivable	$27,674
Inventory	7,575
Other assets	8,148
Accounts payable and other liabilities	(21,703)
Deferred revenues	(48,457)
Intangible assets	36,944
Goodwill (tax deductible)	43,856

Total purchase price	$54,037

Intangible assets:

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Nokia's products. The fair value of intangible assets was based on market participant approach to valuation performed by a third party valuation firm using an income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the Nokia acquisition:

	Fair value	Useful life
Customer relationships (1)	$11,909	2 years
Core technology (2)	20,058	3 years
In-Process research and development (3)	2,741
Backlog	1,280	0.5 years
Trade names (4)	956	3 years

Total intangible assets	$36,944

(1)	Customer relationships represent the underlying relationships and agreements with Nokia's installed customer base.

(2)	Core technology represents a combination of Nokia processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products.

(3)	In-process research and development ("IPR&D") represents incomplete Nokia research and development projects that had not reached technological feasibility and had no alternative future use as of the date of the acquisition. The asset was fully amortized in 2010 as the Company abandoned the development efforts.

(4)	Trade names value represents the recognition value of Nokia's brand name as a result of advertising expenditures for customer relations and the technological development to provide consistent, leading edge products and a strong research and development commitment by the Company.

During the second quarter of fiscal year 2009, the Company approved a plan to restructure certain operations of Nokia to eliminate redundant costs resulting from the acquisition and improve efficiencies in operations. The restructuring charges recorded were based on a restructuring plan that has been committed to by management.

The total restructuring and other acquisition related costs of $ 9,101 consisted mainly of employee severance costs in the amount of $ 7,700 out of which $ 7,237 was paid during 2009. The remaining balance was paid in 2010. Also included are excess facilities obligations through fiscal 2010 and other acquisition costs.

The following unaudited condensed combined pro forma information for the year ended December 31, 2009, gives effect to the acquisition of Nokia as if the acquisition had occurred on January 1, 2008. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $ 2,738 in 2009, and related tax effects.

Year ended December 31, 2009
Unaudited
Revenues (*)	$971,993

Net income	$368,788

Basic earnings per share	$1.76

Diluted earnings per share	$1.74

(*)	Nokia revenues prior to the acquisition date were denominated in currencies other than the US dollar; such revenues were re-measured into US dollars in accordance with ASC 830.

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities

NOTE 4:- MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$313,939	$2,372	$(85)	$316,226	$504,749	$3,534	$(237)	$508,046
Government-sponsored enterprises	142,496	504	(100)	142,900	40,088	238	—	40,326
Government and corporate debentures - floating interest rate	78,505	97	(10)	78,592	95,086	129	(48)	95,167

	$534,940	$2,973	$(195)	$537,718	$639,923	$3,901	$(285)	$643,539

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$990,454	$18,421	$(1,731)	$1,007,144	$1,103,254	$14,854	$(2,058)	$1,116,050
Government-sponsored enterprises	189,085	1,366	(552)	189,899	295,235	2,061	(151)	297,145
Government and corporate debentures - floating interest rate	120,206	297	(85)	120,418	102,161	160	(1,729)	100,592
Auction rate securities (*)	7,990	—	—	7,990	6,078	—	—	6,078

	$1,307,735	$20,084	$(2,368)	$1,325,451	$1,506,728	$17,075	$(3,938)	$1,519,865

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2010
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$195,784	$(1,816)	$—	$—	$195,784	$(1,816)
Government-sponsored enterprises	122,574	(649)	4,999	(3)	127,572	(652)
Government and corporate debentures - floating interest rate	58,632	(47)	15,834	(48)	74,467	(95)

	$376,990	$(2,512)	$20,833	$(51)	$397,823	$(2,563)

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$267,326	$(2,225)	$27,490	$(69)	$294,816	$(2,294)
Government-sponsored enterprises	131,540	(151)	—	—	131,540	(151)
Government and corporate debentures - floating interest rate	66,426	(1,634)	14,741	(144)	81,167	(1,778)

	$465,292	$(4,010)	$42,231	$(213)	$507,523	$(4,223)

(*)	The balance in 2010 was comprised of four auction rate securities, which have suffered from failed auctions since September 2007. During 2011 two of these securities were sold. As a result of the auction failures these auction rate securities do not have a readily determinable market value. As such, since 2008, the Company determines the fair values of these securities with the assistance of third- party valuating specialists (see Note 5).

As of December 31, 2010 and 2011, interest receivable amounted to $ 15,324 and $ 16,352, respectively, and is included within other current assets in the balance sheets.

During 2011 the Company did not recognize any other-than-temporary loss and recognized a gain of $ 2,017 on sale of auction rate securities that were impaired in 2010. The other-than-temporary loss recognized in earnings during 2010 was $ 785 relating to auction rate securities.

The Company recognized in 2009 other-than-temporary impairment in a total amount of $ 3,134 related to its auction rate securities loss and a gain of $ 1,857 on sale of marketable securities that were impaired in 2008.

The Company may recognize additional losses in the future should the market prospects of the issuers of these securities continue to deteriorate.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 5:- FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents, short-term deposits, marketable securities, auction rate securities and foreign currency derivative contracts at fair value. Cash equivalents, short-term deposits, and marketable securities, except investments in auction rate securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investments in auction rate securities are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company values the Level 3 investments based on an externally developed valuation using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$226,092	$—	$—	$226,092
Government and corporate debentures - fixed interest rate		7,932		7,932
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,323,370	—	1,323,370
Government-sponsored enterprises	—	332,799	—	332,799
Government and corporate debentures - floating interest rate	—	199,010	—	199,010
Auction rate securities	—	—	7,990	7,990
Foreign currency derivative contracts	—	1,219	—	1,219

Total financials assets	$226,092	$1,864,330	$7,990	$2,098,412

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$303,780	$—	$—	$303,780
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,624,096	—	1,624,096
Government-sponsored enterprises	—	337,471	—	337,471
Government and corporate debentures - floating interest rate	—	195,759	—	195,759
Auction rate securities	—	—	6,078	6,078
Foreign currency derivative contracts	—	(351)	—	(351)

Total financials assets	$303,780	$2,156,975	$6,078	$2,466,833

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2011. The Company's Level 3 instruments consist of Auction Rate Securities classified as available-for-sale with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity.

Fair value measurements using significant unobservable inputs (Level 3):

Auction rate securities
Balance at January 1, 2010	$8,775
Unrealized losses included in earning (other than temporary impairment)	(785)

Balance at December 31, 2010	7,990
Securities sold during 2011	(1,912)

Balance at December 31, 2011	$6,078

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

NOTE 6:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011
Cost:
Computers and peripheral equipment	$55,475	$58,779
Office furniture and equipment	5,379	5,728
Building	32,907	33,863
Leasehold improvement	4,389	4,466

	98,150	102,836
Accumulated depreciation and amortization	61,085	66,197

Property and equipment, net	$37,065	$36,639

During 2010 and 2011, the Company recorded a reduction of $ 1,719 and $ 2,050, respectively, to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net

NOTE 7:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
Goodwill, beginning of year	$708,458	$717,052
Acquisitions	8,594	10,823

Goodwill, end of year	$717,052	$727,875

b.	Other intangible assets, net

Net other intangible assets consisted of the following:

	Useful life	December 31,
		2010	2011
Original amount:
Core technology	2 - 8	$141,819	$43,748
Trademarks and Trade names	3 - 20	26,476	26,476
Customer relationship	2 - 6	67,127	68,597

		235,422	238,821

Accumulated amortization:
Core technology		106,565	137,736
Trademarks		7,175	9,070
Customer relationship		54,917	65,776

		168,657	212,582

Other intangible assets, net:
Core technology		35,254	6,012
Trademarks		19,301	17,406
Customer relationship		12,210	2,821

		$66,765	$26,239

The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

2012	$7,029
2013	3,020
2014	2,142
2015	2,023
Thereafter	12,025

$26,239

Employee And Payroll Accruals	12 Months Ended
Dec. 31, 2011
Employee And Payroll Accruals [Abstract]
Employee And Payroll Accruals

NOTE 8:- EMPLOYEE AND PAYROLL ACCRUALS

As of December 31, 2010 and 2011, employee and payroll accruals include a total amount of $ 4,542 and $ 4,512, respectively, related to payroll accrued for the benefit of certain related parties since 2002 until 2007.

Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities

NOTE 9:- ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2010	2011
Income taxes payable	$54,794	$72,673
Accrued products and licenses costs	28,341	27,582
Current deferred tax liability, net	8,679	6,362
Marketing expenses payable	7,564	11,834
Legal accrual	19,445	21,978
Purchase commitment to subcontractors	5,415	6,815
Accrued expenses	24,125	30,608

	$148,363	$177,852

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

NOTE 10:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

Certain facilities of the Company are rented under operating lease agreements that expire between 2011 and 2015. Certain of these agreements have immaterial free rent payment provisions. The Company recognizes rent expense under such arrangements on a straight-line basis. The Company leases vehicles under standard commercial operating leases.

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2011, were as follows:

2012	$2,675
2013	1,744
2014	1,117
2015	63

$5,599

Rent expenses for the years ended December 31, 2009, 2010 and 2011, were $ 7,068, $ 6,193 and $ 5,950, respectively.

b.	Litigation:

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

In particular, following audits of the Company's 2002 through 2006 corporate tax returns, the Israeli Tax Authority (the "ITA") issued orders challenging its positions on several issues, including matters such as the usage of funds earned by its approved enterprise for investments outside of Israel, deductibility of employee stock options expenses, percentage of foreign ownership of its shares, taxation of interest earned outside of Israel and deductibility of research and development expenses. The largest amount in dispute relates to the treatment of financial income on cash that is held and managed by its wholly-owned Singapore subsidiary, which the ITA is seeking to tax in Israel. In an additional challenge to this amount, the ITA reclassified the transfer of funds from Check Point to its subsidiary in Singapore as a dividend for purposes of the Law for the Encouragement of Capital Investments, which would result in tax on the funds transferred. The ITA orders also contest its positions on various other issues. The ITA therefore demanded the payment of additional taxes in the aggregate amount of NIS 1,561 million with respect to these five years (this amount includes interest through the respective assessment dates). The Company has appealed the orders relating to all five years with the Tel Aviv District Court, and these appeals are pending. There can be no assurance that the court will accept the Company's positions on these matters or others and, in such an event, the Company may record additional tax expenses if these matters are settled for amounts in excess of its current provisions. In addition, the ITA has issued preliminary assessments for 2007 in which it demanded the payment of additional taxes in the aggregate amount of NIS 197 million with respect to this year, including interest through the assessment date of August 2, 2009. The Company has filed objections to these assessments and the ITA is currently conducting a re-examination. There can be no assurance that the ITA will accept the Company's positions on matters raised and, if it does not, an order will be issued.

The Company is currently named as a defendant in two patent related lawsuits. All of the lawsuits were filed against multiple security vendors and all of the plaintiffs are non-practicing entities. They are businesses established to hold the patents and they are seeking monetary damages by alleging that a product feature infringes a patent. The Company currently intends to vigorously defend these claims. However, as with most litigation, the outcome is difficult to determine. At this time, we do not expect the ultimate resolution of these litigation matters to be material to our business, results of operations and financial condition. The Company believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.

In 2011 the Company acquired all of the SofaWare shares so that SofaWare became our wholly-owned subsidiary. As Sofaware became a whole owned subsidiary, all previous existing litigations were settled.

Further, we are the defendant in various other lawsuits, including employment-related litigation claims, lease termination claims and other legal proceedings in the normal course of our business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously. The Company believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income

NOTE 11:- TAXES ON INCOME

a.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2010	2011
Beginning balance	$132,908	$169,370
Additions for prior year tax positions	20,616	19,679
Additions for current year tax position	15,846	30,420

Ending balance	$169,370	$219,469

As of December 31, 2011, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2009, 2010 and 2011, the Company recorded $ 8,239, $ 10,695 and $ 13,587, respectively for interest expense related to uncertain tax positions. As of December 31, 2010 and 2011, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 34,438 and $ 48,025 respectively, which is included within income tax accrual on the balance sheets.

Domestically, the Israeli Tax Authorities ("ITA") issued an order with respect to income tax returns of the Company for years 2002 through 2006. The ITA has issued a preliminary assessment with respect to 2007 tax year under which it demanded the payment of additional taxes in the aggregate amount of NIS 197 million with respect to this year (assessment received on August 2, 2009) including interest as of the assessment date. The Company appealed such assessment. The ITA is currently conducting a re-examination; there can be no assurance that the ITA will accept the companies positions on the matters raised and in such an event an order will be issued (see Note 10b).

The Company's U.S. subsidiaries file federal and state income tax returns in the U.S. All of the Company's tax years are subject to examination by the U.S. federal and most U.S. state tax authorities.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli taxation:

1.	Tax laws applicable to the Israeli subsidiary:

Taxable income of the Israeli subsidiary is subject to the Israeli corporate tax at the rate as follows: 2010 - 25%, 2011 - 24%. In December 5, 2011 the "Knesset" (Israeli Parliament) passed a law for changing the tax burden (the Law), which cancel, among others, the graduate reduction in the rates of the Israeli corporate tax. In addition the Israeli corporate tax will increase to 25% starting in 2012. Accordingly the real capital gains tax will increase to 25%.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

Check Point Ltd. is entitled to tax benefits under the Law. Certain production and development facilities of Check Point Ltd. have been granted "Approved Enterprise" status pursuant to the Law, which provides certain tax benefits to its investment programs.

A company that obtained an Approved Enterprise approval may have elected to forego the entitlement to grants and apply for an alternative package of tax benefits (the "Alternative Package"). Under the Alternative Package, undistributed income from the Approved Enterprise operations is fully tax exempt (the "tax holiday") for a defined period and is subject to reduced tax for an additional defined period.

On April 1, 2005, an amendment to the Law came into effect (the "Amendment") and has significantly changed the provisions of the Law (the "Old Law"). Generally, investment programs of Check Point Ltd. that have already obtained approval for an Approved Enterprise by the Israeli Investment Center will continue to be subject to the Old Law's provisions. On the Alternative Package, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Old Law so that companies are no longer required to obtain Investment Center approval in order to qualify for tax benefits. Such an enterprise is a "Privileged Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement". This year is the later of: (1) the year in which taxable income is first generated by the company, or (2) the Year of Election. The Year of Election for the Company's first Privileged Enterprise is 2006.

New legislation amending the Investment Law was adopted. The amendment was effective as of January 1, 2011 and applies to preferred income produced or generated by a preferred company from the effective date. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

However, upon the distribution of a dividend to an Israeli company, no withholding tax will be remitted. Under the transition provisions of the new legislation, a Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Opting for the new Law will be done on the record date for filing the annual income tax return every year and will apply to the enterprise's entire income starting from the tax year following the tax year in which the return has been filed and onwards. As of December 31, 2011 Check Point Ltd. have decided not to implement the new law.

Check Point Ltd. has been granted the status of Approved Enterprises, under the Law, in six investment programs (the "Programs"). Out of the Programs, the Company's benefit period related to its four investment programs ended, therefore, the Company's income attributed to these investment programs is not entitled to tax benefits. For all of such Approved Enterprises, the Company has elected the Alternative Package.

The Company's income attributed to the Approved Enterprise and Privileged Enterprise under the alternative package is tax exempt for a period of two years and is subject to a reduced corporate tax rate of 10%-25% for an additional period of five to eight years, based on the percentage of foreign investment.

As of December 31, 2011, Check Point Ltd. has elected the status of Privileged Enterprise, under the Amendment, for its seventh eighth and ninth plans.

The tax benefits attributable to the Company's current Approved and Privileged Enterprises are scheduled to expire in phases by 2019.

The benefits available to an Approved Enterprise and a Privileged Enterprise relate only to taxable income attributable to the specific investment program and are conditioned upon terms stipulated in the Investment Law and the related regulations and the criteria set forth in the applicable certificate of approval (for an Approved Enterprise). If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and the Company may be required to refund the amount of the benefits, linked to the Israeli consumer price index plus interest.

In the event of distribution of dividends from the above mentioned tax-exempt income, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Approved Enterprise's and Privileged Enterprise's income.

The amendment to the Investment Law treats repurchase of shares out of Privileged Enterprise tax exempt income as deemed-dividend. Through December 31, 2011, the Company repurchased 84,831,728 of its Ordinary shares in a total amount of $ 2,068,576. The Company's retained earnings attributed to taxable income are higher than the total amount used for the repurchase of the shares and therefore should not trigger a deemed-dividend event. For further information about the Company's repurchase program refer to Note 12e.

Out of the Company's retained earnings as of December 31, 2011, $ 713,007 are tax-exempt attributable to its Approved Enterprise programs. If such tax-exempt income is distributed in a manner other than upon complete liquidation of the Company, it would be taxed at the reduced corporate tax rate applicable to such profits (between 10%-25%), and an income tax liability of up to $ 163,617 would be incurred as of December 31, 2011.

In addition, as a result of the amendment, tax-exempt income attributed to Privileged Enterprises, will subject the Company to taxes upon distribution in any manner including complete liquidation. As of December 31, 2011, the Company had $ 1,024,198 tax-exempt income attributed to its Privileged Enterprise plan. In case of distribution or complete liquidation of the Company, it would be taxed at the reduced corporate tax rate between 10%-25% and an income tax liability of up to $ 163,655 would be incurred as of December 31, 2011.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend in the near-term. The Company currently intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Privileged Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

Income from sources other than the Approved and Privileged Enterprise programs is subject to tax at regular Israeli corporate tax rate.

3.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). The Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. Undistributed earnings amounted to $ 93,443 as of December 31, 2011. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividend. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2010 and 2011, the Company's deferred taxes were in respect of the following:

	December 31,
	2010	2011
Carry forward tax losses	$266,011	$253,699
Deferred revenues	3,479	3,862
Employee stock based compensation	14,472	15,105
Accrued employees costs	4,614	5,317
Reserves and allowances	3,174	2,751
Fixed assets	6,055	1,405
Marketable Securities amortization	1,242	3,202
Intangible assets	3,406	7,218
Tax credits	10,980	12,462

Deferred tax assets before valuation allowance	313,433	305,021
Valuation allowance	(273,481)	(262,456)

Deferred tax asset	39,952	42,565

Intangible assets	(16,842)	(7,878)
Unrealized gains on marketable securities, net	(4,909)	(3,876)
Other	(603)	(509)

Deferred tax liability	(22,354)	(12,263)

Deferred tax asset, net	$17,598	$30,302

Domestic:
Current deferred tax asset, net	$524	$3,198
Non-current deferred tax asset, net	10,974	14,616
Current deferred tax liability, net	—	(1,452)

	11,498	16,362

Foreign:
Current deferred tax asset, net	9,352	9,444
Current deferred tax liability, net	(8,679)	(4,910)
Non-current deferred tax asset, net	7,148	10,680
Non-current deferred tax liability	(1,721)	(1,274)

	6,100	13,940

	$17,598	$30,302

Current deferred tax asset, net, is included within other current assets in the balance sheets. Current deferred tax liability, net, is included within accrued expenses and other liabilities in the balance sheets.

The Company's subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss and research and development tax credit. ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. All net operating loss carry forward relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized. The Company has recorded a valuation allowance for the research and development credit carry forward due to uncertainties about whether it will be able to utilize these assets before they expire. The net change in the valuation allowance primarily relates to stock option benefits and was accounted for as a credit to additional paid-in-capital.

Through December 31, 2011, the U.S. subsidiaries had a U.S. federal loss carry forward of approximately $ 654 million resulting from tax benefits related to employees' stock option exercises that can be carried forward and offset against taxable income up to 20 years, expiring before 2024. Excess tax benefits related to employee stock option exercises for which no compensation expense was recognized will be credited to additional paid-in capital when realized. Through December 31, 2011, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $ 665 million, which expire between fiscal 2012 and fiscal 2024, and are subject to limitations on their utilization. Through December 31, 2011, the U.S. subsidiaries had research and development tax credits of approximately $ 10 million, which expire between fiscal 2019 and fiscal 2028 and are subject to limitations on their utilization.

e.	Income before taxes on income is comprised of the following:

	Year ended December 31,
	2009	2010	2011
Domestic	$421,471	$540,402	$655,486
Foreign	24,327	23,991	27,728

	$445,798	$564,393	$683,214

f.	Taxes on income are comprised of the following:

	Year ended December 31,
	2009	2010	2011
Current	$99,661	$123,241	$150,800
Deferred	(11,386)	(11,674)	(11,552)

	$88,275	$111,567	$139,248

Domestic	$85,626	$110,318	$134,242
Foreign	2,649	1,249	5,006

	$88,275	$111,567	$139,248

Domestic taxes:
Current	$88,398	$112,475	$138,686
Deferred	(2,772)	(2,157)	(4,444)

	85,626	110,318	134,242

Foreign taxes - US:
Federal taxes:
Current	7,166	6,608	7,809
Deferred	1,281	(792)	748

	8,447	5,816	8,557

State taxes:
Current	977	1,243	1,061
Deferred	423	(52)	819

	1,400	1,191	1,880

Other international locations:
Current	3,120	2,915	3,245
Deferred	(10,318)	(8,673)	(8,676)

	(7,198)	(5,758)	(5,431)

Total foreign taxes	2,649	1,249	5,006

Taxes on income	$88,275	$111,567	$139,248

g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate applicable and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2009	2010	2011
Income before taxes as reported in the statements of income	$445,798	$564,393	$683,214

Statutory tax rate in Israel	26%	25%	24%
Decrease in taxes resulting from:
Effect of "Approved and Privileged Enterprise" status (*)	(13%)	(8%)	(6%)
Foreign exchange (see note h below)	1%	—	—
Stock based compensation - nondeductible expense	1%	1%
Others, net	5%	2%	2%

Effective tax rate	20%	20%	20%

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$0.27	$0.20	$0.21

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$0.27	$0.20	$0.20

h.	Measurement of income tax in foreign subsidiaries:

Results of the Company's subsidiary in Sweden for tax purposes are measured and reflected in terms of earnings in SEK. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual changes in the SEK/dollar exchange rate causes a further difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3f, the Company's subsidiary has not provided deferred income taxes on the difference between the reporting currency and the tax bases of assets and liabilities resulting from changes in exchange rate.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

NOTE 12:- SHAREHOLDERS' EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

Dividends declared on Ordinary shares will be paid in NIS. Dividends paid to shareholders outside Israel will be converted into U.S. dollars, on the basis of the exchange rate prevailing at the date of payment. The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax exempt income as dividend.

b.	Deferred share:

The Deferred share is not entitled to any rights other than the right to receive its nominal value upon liquidation of the Company.

c.	Employee Stock Purchase Plan ("ESPP"):

The Company reserved a total of 6,000,000 Ordinary shares for issuance under the ESPP. Eligible employees use up to 15% of their salaries to purchase Ordinary shares but no more than 1,250 shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an Ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the Ordinary share on the subscription date of each offering period or on the purchase date.

During 2009, 2010 and 2011, employees purchased 478,231, 433,940 and 374,050 Ordinary shares at average prices of $ 19.19, $ 24.97 and $ 34.14 per share, respectively.

As of December 31, 2011, 1,730,922 Ordinary shares were available for future issuance under the ESPP.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2009, 2010 and 2011, the Company recognized $ 3,061, $ 2,940 and $ 3,400, respectively, of compensation expense in connection with the ESPP.

d.	Stock options:

In 2005, the Company adopted two new equity incentive plans: the 2005 United States Equity Incentive Plan, which is referred to as the 2005 U.S. Plan, and the 2005 Israel Equity Incentive Plan, which is referred to as the 2005 Israel Plan. Both of these plans will be in effect until 2015. Following ratification of the new plans by its shareholders in September 2005, the Company stopped issuing stock options under the plans approved in 1996.

Under the Company's 2005 equity incentive plans (the "2005 Plans"), options are granted to employees, officers and directors at an exercise price equal to at least the fair market value at the date of grant and are granted for periods not to exceed seven years. Options granted under the 2005 Plans generally vest over a period of four to five years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. The Company can also issue a variety of other equity incentives under the 2005 Plans. In addition to granting stock options, since 2006, the Company started to routinely grant Restricted Stock Units ("RSUs") under the 2005 Plans. The Company does not record compensation expenses for performance based awards for which the grantees did not reach the performance targets. RSUs vest over a four year period of employment and may be subject to performance criteria. RSUs that are cancelled or forfeited become available for future grants.

Under the 2005 Plans, the Company's non-employee directors receive an automatic annual option grant.

Under the terms of the 2005 Plans, options to purchase 50,000,000 Ordinary shares were reserved for issuance (increasing by 5,000,000 Ordinary shares on January 1 of each year beginning January 1, 2006), out of which as of December 31, 2011, 60,995,465 Ordinary shares were available for future grant under the 2005 Plans. As of December 31, 2011, 12,785,933 options and RSUs were outstanding under the 2005 Plans, 1,651,328 options were outstanding under the plans approved in 1996, 1,359 were outstanding under the Zone Labs plan and 9,318 were outstanding under the Pointsec Plan.

A summary of the Company's stock option activity and related information is as follows:

	Options in thousands			Weighted average exercise price
	2009	2010	2011	2009	2010	2011
Outstanding at beginning of year	21,582	16,601	14,192	$20.97	$23.12	$23.85
Granted	1,845	2,139	2,125	$25.86	$30.69	$52.92
Exercised	(6,039)	(4,062)	(2,324)	$16.40	$24.15	$22.83
Expired	(591)	(470)	(602)	$23.31	$26.57	$26.97
Forfeited	(196)	(16)	(54)	$19.60	$21.95	$27.89

Outstanding at December 31,	16,601 *)	14,192	13,337	$23.12	$23.85	$28.50

Exercisable at December 31,	10,469	8,695	8,429	$22.86	$22.09	$24.21

*)	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

	Year ended December 31, 2011
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	$14,192	$318,075
Granted	2,125	N/A
Exercised	(2,324)
Forfeited	(656)	N/A

Outstanding as of December 31,	$13,337	$321,753

Exercisable as of December 31,	$8,429	$239,032

The following table summarizes information relating to RSUs, as well as changes to such awards during 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011
	Number in thousands
Outstanding at beginning of year	1,398	1,612	1,254
Granted	755	371	389
Vested	(398)	(530)	(425)
Forfeited	(143)	(199)	(107)

Outstanding as of December 31,	1,612	1,254	1,111

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2009, 2010 and 2011 were $ 23.87, $ 36.43 and $ 51.89, respectively.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price $	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
			$			$
6.08-6.08	1	2.13	6.08	1	2.13	6.08
16.80-16.80	2,200	1.58	16.80	2,200	1.58	16.80
18.56-22.95	447	3.30	21.71	153	2.48	21.64
23.19-23.65	3,951	1.81	23.44	3,112	2.06	23.50
24.01-26.47	2,225	4.13	25.25	1,625	4.08	25.11
26.77-29.49	1,965	5.37	29.12	825	5.46	29.41
32.31-35.79	399	5.22	34.83	87	5.22	34.87
43.95-46.01	49	5.98	45.00	6	5.86	43.95
51.98-59.59	2,100	6.38	53.00	420	6.39	53.05

6.08-59.59	13,337	3.57	28.50	8,429	2.92	24.21

The weighted average fair values at grant date of options granted for the years ended December 31, 2009, 2010 and 2011, with an exercise price equal to the market value at the date of grant were $ 9.98, $ 9.09 and $ 17.04, respectively.

As of December 31, 2011, the Company had approximately $ 81,473 of unrecognized compensation expense related to non-vested stock options and non-vested restricted stock awards, expected to be recognized over four years.

e.	Since 2003, the Company's board of directors approved seven programs to repurchase Ordinary shares for a total of $ 2,150,000. The first through fifth programs were announced between 2003 and 2008. The sixth program was announced on January 27, 2010, and as of December 31, 2011, is still in effect, and authorizes the repurchase of up to $ 250,000 of its Ordinary shares. Under the repurchase programs, share purchases may be made from time to time depending on market conditions, share price, trading volume and other factors and will be funded from available working capital.

The repurchase programs have no time limit and may be suspended from time to time or discontinued. Under the above programs, the Company repurchased during 2009, 2010 and 2011 approximately 7.81, 5.65 and 5.59 million shares, respectively, at a total cost of $ 202,285, $ 200,000 and $ 300,000, respectively. The average purchase price per share during 2009, 2010 and 2011 was $ 25.89, $ 35.38 and $ 53.65, respectively. Such purchases of ordinary shares are accounted for as treasury stock and result in a reduction of shareholders' equity. As of December 31, 2011, there is approximately $ 80,105 remaining out of the $ 300,000 authorized under the seventh share repurchase program authorized in 2011. The eighth program was announced on February 2, 2012, and authorized the repurchase of up to $ 300,000 million annually of our ordinary shares following the approval of our consolidated financial statements for the year ended December 31, 2011.

Through December 31, 2011, the Company reissued 29,704,017 of its repurchased ordinary shares in consideration for the exercise of stock options and restricted shares by employees and for shares issued under the ESPP.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 13:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2009	2010	2011
Net income	$357,523	$452,826	$543,966

Weighted average Ordinary shares outstanding (in thousands)	209,371	208,106	206,917

Dilutive effect:
Employee stock options and RSUs (in thousands)	2,837	4,827	7,005

Diluted weighted average Ordinary shares outstanding (in thousands)	212,208	212,933	213,922

Basic earnings per Ordinary share	$1.71	$2.18	$2.63

Diluted earnings per Ordinary share	$1.68	$2.13	$2.54

Geographic Information And Selected Statements Of Income Data	12 Months Ended
Dec. 31, 2011
Geographic Information And Selected Statements Of Income Data [Abstract]
Geographic Information And Selected Statements Of Income Data

NOTE 14:- GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

The following presents total revenues for the years ended December 31, 2009, 2010 and 2011, and long-lived assets as of December 31, 2010 and 2011, by geographic area:

1.	Revenues based on the channel partners' location:

	Year ended December 31,
	2009	2010	2011
Americas, principally U.S.	$398,367	$479,692	$553,843
Europe	380,101	440,620	488,632
Asia, Middle-East and Africa	145,949	177,556	204,511

	$924,417	$1,097,868	$1,246,986

2.	Long-lived assets:

	December 31,
	2010	2011
U.S.	$205,422	$202,461
Israel	86,577	92,610
Sweden	528,002	494,895
Rest of the world	881	787

	$820,882	$790,753

b.	Financial income, net:

	Year ended December 31,
	2009	2010	2011
Financial income:
Interest income	$41,346	$53,567	$68,351
Realized gain on sale of marketable securities	—	974	672
Foreign currency re-measurement gain and others	2,061	—	14

	43,407	54,541	69,037

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	8,414	14,428	28,092
Foreign currency re-measurement loss	—	2,808	—
Realized loss on sale of marketable securities	1,896	—	—
Others	1,039	7,141	1,922

	11,349	24,377	30,014

	$32,058	$30,164	$39,023

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Use Of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to accounts receivable and sales allowances, fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, deferred taxes and income tax uncertainties, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements In United States Dollars
b.	Financial statements in United States dollars:

Most of the Company's revenues and costs are denominated in United States dollars ("dollars"). The Company's management believes that the dollar is the primary currency of the economic environment in which Check Point Ltd. and each of its subsidiaries operate.

Thus, the dollar is the Company's functional and reporting currency. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with ASC Topic 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Principles Of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Short-Term Deposit
e.	Short-term deposit:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values.

Investments In Marketable Securities
f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments – Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income, net" and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income, net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in " net gain (impairment net of gains) on sale of marketable securities previously impaired " in the statement of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2009 and 2010, other-than-temporary impairment, net of gain on sale of marketable securities previously impaired, amounted to $ 1,277 and $ 785, respectively. The amount in 2009 includes a loss of $ 3,134 and a gain of $ 1,857 on sale of securities previously impaired. During 2011 a gain of $ 2,017 on sale of securities previously impaired was recorded. See further details in Note 4.

Property And Equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Property and equipment are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2009, 2010 and 2011, no impairment losses have been recorded.

Goodwill And Other Intangible Assets
h.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2011, no impairment losses have been identified.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 0.5 to 20 years. Acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. Other intangible assets consist primarily of core technology, trademarks, and backlog and are amortized over their estimated useful lives on a straight-line basis.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2009, 2010 and 2011, no impairment loss was recorded.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

Business Combinations
i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Research And Development Costs
j.	Research and development costs:

Research and development costs are charged to the statement of income as incurred. ASC 985-20, "Software- Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Revenue Recognition
k.	Revenue recognition:

The Company derives its revenues mainly from products, licenses, combined hardware and software products, software updates and maintenance and subscriptions. The Company's products are generally integrated with software that is essential to the functionality of the equipment. The Company sells its products primarily through channel partners including distributors, resellers, OEMs, system integrators and MSPs, all of whom are considered end-users. The Company also sells its products directly to end users primarily through its web site.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-14, Certain Arrangements That Include Software Elements, (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14") and ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13"). ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011. This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met. While certain of the Company's bundled products are now accounted for following ASC 605, the impact of the adoption of these standards was immaterial.

As a result of the adoption of ASU 2009-14, starting January 1, 2011 the Company applies ASC No. 605, "Revenue Recognition" to products that include software updates and maintenance and subscription. Revenues from these bundled arrangements are separated into their various elements following ASU 2009-13 and are recognized for each element when persuasive evidence of an arrangement exists, the product or software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the amounts are fixed or determinable and collection of the amount is considered probable. Revenues for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer or are actually collected, provided that all other revenue recognition criteria have been met.

The Company's revenue recognition policies provide that when a sales arrangement contains multiple elements, such as software and non-software components that function together to deliver the product's essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available.

The Company applied software revenue recognition guidance, ASC 985-605, "Software Revenue Recognition", to all transactions entered into prior to January 1, 2011 involving the sale of software products and hardware products that include software and to all software arrangements since January 1, 2011. Product and software license revenue is recognized when persuasive evidence of an arrangement exists, the software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the license fees are fixed or determinable and collection of the license fee is considered probable. For hardware transactions where software is essential to the functionality of the appliance, the Company did not separate the license fee and did not apply separate accounting guidance to the hardware and software elements. Fees for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer or are actually collected, provided that all other revenue recognition criteria have been met.

As required by ASC 985-605, the Company determined the value of the arrangement components (the delivered elements) of its multiple-element arrangements using the residual method when VSOE of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company's software updates and maintenance provides customers with rights to unspecified software product upgrades released during the term of the agreement, The Company's support offerings include multiple services to customers primarily telephone access to technical support personnel and hardware support services. Subscription includes other security solutions sold as a service or annuity. Revenues from software updates, maintenance and subscriptions are recognized ratably over the term of the agreement.

The Company determines the fair value of software updates and maintenance based on the renewal prices charged for such services. The Company offers several levels of services, classified by services offered, response time, and availability. The Company has defined classes of customers, based on the total gross value of licensed software and hardware products the customer purchased from the Company. The Company prices renewals for each service level and each class of customer as a fixed percentage of the total gross value of licensed software and hardware products the customer purchased. The Company determines the fair value of subscription based on the renewal prices charged for such services. The renewal prices are based on the Company's price list.

For products the Company determined the selling price by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of the estimated selling price (ESP) is made through consultation with and approval of management.

Deferred revenues represent mainly the unrecognized revenue billed for licensed software blades (subscription), unspecified software updates, maintenance and support. Such revenues are recognized ratably over the term of the related agreement.

The Company records a provision for estimated sales returns, stock rotations and other rights granted to customers on product and service related sales in the same period the related revenues are recorded in accordance with ASC 605 or ASC 985-605. These estimates are based on historical sales returns, analysis of credit memo data, stock rotation and other known factors. Such provisions amounted to $ 14,074 and $ 10,117 as of December 31, 2010 and 2011, respectively.

Cost Of Revenues
l.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging and license fees paid to third parties.

Cost of software updates, maintenance and subscriptions is comprised of cost of post-sale customer support and license fees paid to third parties.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company's operations, and is presented separately as part of cost of revenues.

Severance Pay
m.	Severance pay:

The Company's liability for severance pay for periods prior to January 1, 2007, is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month's salary for each year of employment, or a portion thereof. Until January 1, 2007, the Company's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of deposited funds in respect to the severance liability for services prior to January 1, 2007, includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2007, the Company's agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company's contributions for severance pay has replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations is conducted between the parties regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid. Effective from January 1, 2007, the Company increased its contribution to the deposited funds to cover the full amount of the employee's monthly salary for each year of service.

Severance expenses for the years ended December 31, 2009, 2010 and 2011, were $ 4,037, $ 4,053 and $ 4,823, respectively.

Employee Benefit Plan
n.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 50%, but generally not greater than $ 16,500 per year (and an additional amount of $ 5,500 for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 3% of their eligible compensation. In 2009, 2010 and 2011, the Company's match amounted to $ 848, $ 904 and $ 991, respectively.

Income Taxes
o.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

Advertising Expenses
p.	Advertising expenses:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011, were $ 1,400, $ 3,098 and $ 2,918, respectively.
Concentrations Of Credit Risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and trade receivables.

The Company's cash and cash equivalents, short-term deposits and marketable securities are held mainly by the Company's Singaporean subsidiary, the U.S. subsidiary and Check Point Ltd., are invested in dollar and dollar-linked investments, and are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear low risk.

The Company's marketable securities consist of investment-grade corporate bonds, U.S. government agency securities and sovereign bonds. The Company's investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are geographically diversified and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based upon a specific review of all significant outstanding invoices. For those invoices not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history and current economic trends. Allowance for doubtful accounts amounted to $ 7,096 and $ 6,722 as of December 31, 2010 and 2011, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts.

Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expense amounted to $ 2,052, $ 97 and $ 702 in 2009, 2010 and 2011, respectively. Total write offs during 2009, 2010 and 2011 amounted to $ 274, $ 1,575 and $1,076 respectively.

Derivatives And Hedging
r.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in Israeli Shekels, Euros, British Pounds, Swedish Krona, Norwegian Krone and Japanese Yen. As of December 31, 2010 and 2011, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $ 187,676 and $ 34,676, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). The net gains (losses) recognized in "financial income, net" during 2009 2010 and 2011 were $6,048 $ 10,848 and ($240), respectively.

During 2010 and 2011, the Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels, Euros and British Pounds. As of December 31, 2011, the Company had outstanding option contracts in the amount of $16,762 and none were outstanding as of December 31, 2010. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). These contracts met the requirement for cash flow hedge accounting and as such gains in the amount of $ 208 and $428 were recognized when the related expenses were incurred and classified in operating expenses during 2011 and 2010, respectively.

Basic And Diluted Earnings Per Share
s.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares outstanding during the year, in accordance with ASC No. 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 8,386,309, 1,147,378 and 1,342,904 for 2009, 2010 and 2011, respectively.

Accounting For Stock-Based Compensation
t.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC No. 718 requires the cash flows resulting from the tax deductions in excess of the compensation costs recognized for those stock options to be classified as financing cash flows.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock-options awards and whereas the fair value of restricted stocks awards is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of options granted in 2009, 2010 and 2011 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2009	2010	2011
Expected volatility	35.00%	30.54%	29.59%
Risk-free interest rate	2.61%	1.63%	2.04%
Dividend yield	0.0%	0.0%	0.0%
Expected term from vesting date (years)	3.62	2.97	3.81

Employee Stock Purchase Plan
Expected volatility	46.90%	20.20%	23.94%
Risk-free interest rate	0.31%	0.16%	0.14%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Fair Value Of Financial Instruments
u.	Fair value of financial instruments:

The Company measures its cash equivalents, marketable securities, Auction Rate Securities, and foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 —	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 —	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive Income
v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to gain and loss on hedging derivative instruments and unrealized gains and losses on available for sale securities.

Treasury Stock
w.	Treasury stock:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Summary Of Annual Rate Of Depreciation On Property And Equipment

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions Of Options Granted

	Year ended December 31,
Employee Stock Options	2009	2010	2011
Expected volatility	35.00%	30.54%	29.59%
Risk-free interest rate	2.61%	1.63%	2.04%
Dividend yield	0.0%	0.0%	0.0%
Expected term from vesting date (years)	3.62	2.97	3.81

Employee Stock Purchase Plan
Expected volatility	46.90%	20.20%	23.94%
Risk-free interest rate	0.31%	0.16%	0.14%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Schedule Of Purchase Price Allocation

Accounts receivable	$27,674
Inventory	7,575
Other assets	8,148
Accounts payable and other liabilities	(21,703)
Deferred revenues	(48,457)
Intangible assets	36,944
Goodwill (tax deductible)	43,856

Total purchase price	$54,037

Components Of Intangible Assets Associated With Nokia Acquisition

	Fair value	Useful life
Customer relationships (1)	$11,909	2 years
Core technology (2)	20,058	3 years
In-Process research and development (3)	2,741
Backlog	1,280	0.5 years
Trade names (4)	956	3 years

Total intangible assets	$36,944

(1)	Customer relationships represent the underlying relationships and agreements with Nokia's installed customer base.

(2)	Core technology represents a combination of Nokia processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products.

(3)	In-process research and development ("IPR&D") represents incomplete Nokia research and development projects that had not reached technological feasibility and had no alternative future use as of the date of the acquisition. The asset was fully amortized in 2010 as the Company abandoned the development efforts.

(4)	Trade names value represents the recognition value of Nokia's brand name as a result of advertising expenditures for customer relations and the technological development to provide consistent, leading edge products and a strong research and development commitment by the Company.

Schedule Of Condensed Combined Pro Forma Information

Year ended December 31, 2009
Unaudited
Revenues (*)	$971,993

Net income	$368,788

Basic earnings per share	$1.76

Diluted earnings per share	$1.74

(*)	Nokia revenues prior to the acquisition date were denominated in currencies other than the US dollar; such revenues were re-measured into US dollars in accordance with ASC 830.

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Schedule Of Marketable Securities With Contractual Maturities

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$313,939	$2,372	$(85)	$316,226	$504,749	$3,534	$(237)	$508,046
Government-sponsored enterprises	142,496	504	(100)	142,900	40,088	238	—	40,326
Government and corporate debentures - floating interest rate	78,505	97	(10)	78,592	95,086	129	(48)	95,167

	$534,940	$2,973	$(195)	$537,718	$639,923	$3,901	$(285)	$643,539

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$990,454	$18,421	$(1,731)	$1,007,144	$1,103,254	$14,854	$(2,058)	$1,116,050
Government-sponsored enterprises	189,085	1,366	(552)	189,899	295,235	2,061	(151)	297,145
Government and corporate debentures - floating interest rate	120,206	297	(85)	120,418	102,161	160	(1,729)	100,592
Auction rate securities (*)	7,990	—	—	7,990	6,078	—	—	6,078

	$1,307,735	$20,084	$(2,368)	$1,325,451	$1,506,728	$17,075	$(3,938)	$1,519,865

Investments With Continuous Unrealized Losses

	December 31, 2010
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$195,784	$(1,816)	$—	$—	$195,784	$(1,816)
Government-sponsored enterprises	122,574	(649)	4,999	(3)	127,572	(652)
Government and corporate debentures - floating interest rate	58,632	(47)	15,834	(48)	74,467	(95)

	$376,990	$(2,512)	$20,833	$(51)	$397,823	$(2,563)

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$267,326	$(2,225)	$27,490	$(69)	$294,816	$(2,294)
Government-sponsored enterprises	131,540	(151)	—	—	131,540	(151)
Government and corporate debentures - floating interest rate	66,426	(1,634)	14,741	(144)	81,167	(1,778)

	$465,292	$(4,010)	$42,231	$(213)	$507,523	$(4,223)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Financial Assets Measured At Fair Value On Recurring Basis

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$226,092	$—	$—	$226,092
Government and corporate debentures - fixed interest rate		7,932		7,932
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,323,370	—	1,323,370
Government-sponsored enterprises	—	332,799	—	332,799
Government and corporate debentures - floating interest rate	—	199,010	—	199,010
Auction rate securities	—	—	7,990	7,990
Foreign currency derivative contracts	—	1,219	—	1,219

Total financials assets	$226,092	$1,864,330	$7,990	$2,098,412

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$303,780	$—	$—	$303,780
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,624,096	—	1,624,096
Government-sponsored enterprises	—	337,471	—	337,471
Government and corporate debentures - floating interest rate	—	195,759	—	195,759
Auction rate securities	—	—	6,078	6,078
Foreign currency derivative contracts	—	(351)	—	(351)

Total financials assets	$303,780	$2,156,975	$6,078	$2,466,833

Fair Value Measurements Using Significant Unobservable Inputs

Auction rate securities
Balance at January 1, 2010	$8,775
Unrealized losses included in earning (other than temporary impairment)	(785)

Balance at December 31, 2010	7,990
Securities sold during 2011	(1,912)

Balance at December 31, 2011	$6,078

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

	December 31,
	2010	2011
Cost:
Computers and peripheral equipment	$55,475	$58,779
Office furniture and equipment	5,379	5,728
Building	32,907	33,863
Leasehold improvement	4,389	4,466

	98,150	102,836
Accumulated depreciation and amortization	61,085	66,197

Property and equipment, net	$37,065	$36,639

Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Changes In Goodwill

	December 31,
	2010	2011
Goodwill, beginning of year	$708,458	$717,052
Acquisitions	8,594	10,823

Goodwill, end of year	$717,052	$727,875

Other Intangible Assets, Net

	Useful life	December 31,
		2010	2011
Original amount:
Core technology	2 - 8	$141,819	$43,748
Trademarks and Trade names	3 - 20	26,476	26,476
Customer relationship	2 - 6	67,127	68,597

		235,422	238,821

Accumulated amortization:
Core technology		106,565	137,736
Trademarks		7,175	9,070
Customer relationship		54,917	65,776

		168,657	212,582

Other intangible assets, net:
Core technology		35,254	6,012
Trademarks		19,301	17,406
Customer relationship		12,210	2,821

		$66,765	$26,239

Estimated Future Amortization Expense Of Other Intangible Assets

2012	$7,029
2013	3,020
2014	2,142
2015	2,023
Thereafter	12,025

$26,239

Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Schedule Of Accrued Expenses And Other Liabilities

	December 31,
	2010	2011
Income taxes payable	$54,794	$72,673
Accrued products and licenses costs	28,341	27,582
Current deferred tax liability, net	8,679	6,362
Marketing expenses payable	7,564	11,834
Legal accrual	19,445	21,978
Purchase commitment to subcontractors	5,415	6,815
Accrued expenses	24,125	30,608

	$148,363	$177,852

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Aggregate Minimum Lease Commitments

2012	$2,675
2013	1,744
2014	1,117
2015	63

$5,599

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Reconciliation Of Unrecognized Tax Benefits

	December 31,
	2010	2011
Beginning balance	$132,908	$169,370
Additions for prior year tax positions	20,616	19,679
Additions for current year tax position	15,846	30,420

Ending balance	$169,370	$219,469

Components Of Deferred Tax Assets And Liabilities

	December 31,
	2010	2011
Carry forward tax losses	$266,011	$253,699
Deferred revenues	3,479	3,862
Employee stock based compensation	14,472	15,105
Accrued employees costs	4,614	5,317
Reserves and allowances	3,174	2,751
Fixed assets	6,055	1,405
Marketable Securities amortization	1,242	3,202
Intangible assets	3,406	7,218
Tax credits	10,980	12,462

Deferred tax assets before valuation allowance	313,433	305,021
Valuation allowance	(273,481)	(262,456)

Deferred tax asset	39,952	42,565

Intangible assets	(16,842)	(7,878)
Unrealized gains on marketable securities, net	(4,909)	(3,876)
Other	(603)	(509)

Deferred tax liability	(22,354)	(12,263)

Deferred tax asset, net	$17,598	$30,302

Domestic:
Current deferred tax asset, net	$524	$3,198
Non-current deferred tax asset, net	10,974	14,616
Current deferred tax liability, net	—	(1,452)

	11,498	16,362

Foreign:
Current deferred tax asset, net	9,352	9,444
Current deferred tax liability, net	(8,679)	(4,910)
Non-current deferred tax asset, net	7,148	10,680
Non-current deferred tax liability	(1,721)	(1,274)

	6,100	13,940

	$17,598	$30,302

Schedule Of Income Before Taxes

	Year ended December 31,
	2009	2010	2011
Domestic	$421,471	$540,402	$655,486
Foreign	24,327	23,991	27,728

	$445,798	$564,393	$683,214

Components Of Income Tax Expense

	Year ended December 31,
	2009	2010	2011
Current	$99,661	$123,241	$150,800
Deferred	(11,386)	(11,674)	(11,552)

	$88,275	$111,567	$139,248

Domestic	$85,626	$110,318	$134,242
Foreign	2,649	1,249	5,006

	$88,275	$111,567	$139,248

Domestic taxes:
Current	$88,398	$112,475	$138,686
Deferred	(2,772)	(2,157)	(4,444)

	85,626	110,318	134,242

Foreign taxes - US:
Federal taxes:
Current	7,166	6,608	7,809
Deferred	1,281	(792)	748

	8,447	5,816	8,557

State taxes:
Current	977	1,243	1,061
Deferred	423	(52)	819

	1,400	1,191	1,880

Other international locations:
Current	3,120	2,915	3,245
Deferred	(10,318)	(8,673)	(8,676)

	(7,198)	(5,758)	(5,431)

Total foreign taxes	2,649	1,249	5,006

Taxes on income	$88,275	$111,567	$139,248

Schedule Of Effective Income Tax Reconciliation

	Year ended December 31,
	2009	2010	2011
Income before taxes as reported in the statements of income	$445,798	$564,393	$683,214

Statutory tax rate in Israel	26%	25%	24%
Decrease in taxes resulting from:
Effect of "Approved and Privileged Enterprise" status (*)	(13%)	(8%)	(6%)
Foreign exchange (see note h below)	1%	—	—
Stock based compensation - nondeductible expense	1%	1%
Others, net	5%	2%	2%

Effective tax rate	20%	20%	20%

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$0.27	$0.20	$0.21

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$0.27	$0.20	$0.20

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity And Related Information

	Options in thousands			Weighted average exercise price
	2009	2010	2011	2009	2010	2011
Outstanding at beginning of year	21,582	16,601	14,192	$20.97	$23.12	$23.85
Granted	1,845	2,139	2,125	$25.86	$30.69	$52.92
Exercised	(6,039)	(4,062)	(2,324)	$16.40	$24.15	$22.83
Expired	(591)	(470)	(602)	$23.31	$26.57	$26.97
Forfeited	(196)	(16)	(54)	$19.60	$21.95	$27.89

Outstanding at December 31,	16,601 *)	14,192	13,337	$23.12	$23.85	$28.50

Exercisable at December 31,	10,469	8,695	8,429	$22.86	$22.09	$24.21

*)	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Summary Of Options Outstanding And Aggregate Intrinsic Value

	Year ended December 31, 2011
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	$14,192	$318,075
Granted	2,125	N/A
Exercised	(2,324)
Forfeited	(656)	N/A

Outstanding as of December 31,	$13,337	$321,753

Exercisable as of December 31,	$8,429	$239,032

Summary Of Restricted Stock Units Award Activity

	Year ended December 31,
	2009	2010	2011
	Number in thousands
Outstanding at beginning of year	1,398	1,612	1,254
Granted	755	371	389
Vested	(398)	(530)	(425)
Forfeited	(143)	(199)	(107)

Outstanding as of December 31,	1,612	1,254	1,111

Summary Of Options Outstanding By Exercise Price Range

	Outstanding			Exercisable
Exercise price $	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
			$			$
6.08-6.08	1	2.13	6.08	1	2.13	6.08
16.80-16.80	2,200	1.58	16.80	2,200	1.58	16.80
18.56-22.95	447	3.30	21.71	153	2.48	21.64
23.19-23.65	3,951	1.81	23.44	3,112	2.06	23.50
24.01-26.47	2,225	4.13	25.25	1,625	4.08	25.11
26.77-29.49	1,965	5.37	29.12	825	5.46	29.41
32.31-35.79	399	5.22	34.83	87	5.22	34.87
43.95-46.01	49	5.98	45.00	6	5.86	43.95
51.98-59.59	2,100	6.38	53.00	420	6.39	53.05

6.08-59.59	13,337	3.57	28.50	8,429	2.92	24.21

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Share

	Year ended December 31,
	2009	2010	2011
Net income	$357,523	$452,826	$543,966

Weighted average Ordinary shares outstanding (in thousands)	209,371	208,106	206,917

Dilutive effect:
Employee stock options and RSUs (in thousands)	2,837	4,827	7,005

Diluted weighted average Ordinary shares outstanding (in thousands)	212,208	212,933	213,922

Basic earnings per Ordinary share	$1.71	$2.18	$2.63

Diluted earnings per Ordinary share	$1.68	$2.13	$2.54

Geographic Information And Selected Statements Of Income Data (Tables)	12 Months Ended
Dec. 31, 2011
Geographic Information And Selected Statements Of Income Data [Abstract]
Summary Of Revenue By Geographic Area

	Year ended December 31,
	2009	2010	2011
Americas, principally U.S.	$398,367	$479,692	$553,843
Europe	380,101	440,620	488,632
Asia, Middle-East and Africa	145,949	177,556	204,511

	$924,417	$1,097,868	$1,246,986

Summary Of Long-Lived Assets By Geographic Area

	December 31,
	2010	2011
U.S.	$205,422	$202,461
Israel	86,577	92,610
Sweden	528,002	494,895
Rest of the world	881	787

	$820,882	$790,753

Summary Of Financial Income, Net

	Year ended December 31,
	2009	2010	2011
Financial income:
Interest income	$41,346	$53,567	$68,351
Realized gain on sale of marketable securities	—	974	672
Foreign currency re-measurement gain and others	2,061	—	14

	43,407	54,541	69,037

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	8,414	14,428	28,092
Foreign currency re-measurement loss	—	2,808	—
Realized loss on sale of marketable securities	1,896	—	—
Others	1,039	7,141	1,922

	11,349	24,377	30,014

	$32,058	$30,164	$39,023

General (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	35.00%	35.00%	35.00%
Trade receivables	$ 132,127	$ 114,801
First Channel Partner [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	18.00%	18.00%	18.00%
Second Channel Partner [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	17.00%	17.00%	17.00%

Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies [Abstract]
Net gain (impairment net of gains) on sale of marketable securities previously impaired	$ (2,017)	$ 785	$ 1,277
Other than temporary impairment, loss on sale of securities			3,134
Other than temporary impairment, gain on sale of securities			1,857
Asset impairment charges	0	0	0
Goodwill impairment losses	0	0	0	0
Estimated useful lives of intangible assets, minimum (in years)	0.5
Estimated useful lives of intangible assets, maximum (in years)	20
Impairment of assets held for use	0	0	0
Severance expenses	4,823	4,053	4,037
Provision for estimated sales returns, stock rotations, and other customer rights	10,117	14,074
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	16,500		3,134
Additional amount contributed by employees aged 50 and over towards employee benefit plan	5,500
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	3.00%
Contributions by employer	991	904	848
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	2,918	3,098	1,400
Allowance for doubtful accounts	6,722	7,096
Bad debt expense	702	97	2,052
Write off of bad debts	1,076	1,575	274
Notional amount of outstanding forward contract	34,676	187,676
Net gains (losses) recognized in financial income, net	(240)	10,848	6,048
Number of outstanding option contracts	16,762,000
Cash flow hedge gain reclassified to operating expense	$ 208	$ 428
Anti-dilutive shares excluded from computation of earnings per share amount	1,342,904	1,147,378	8,386,309

Significant Accounting Policies (Summary Of Annual Rate Of Depreciation On Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	The shorter of term of the lease or the useful life of the asset
Computers And Peripheral Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Computers And Peripheral Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	50.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	10.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%
Building [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	4.00%

Significant Accounting Policies (Weighted Average Assumptions Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	29.59%	30.54%	35.00%
Risk-free interest rate	2.04%	1.63%	2.61%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	3.81	2.97	3.62
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	23.94%	20.20%	46.90%
Risk-free interest rate	0.14%	0.16%	0.31%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	0.5	0.5	0.5

Acquisitions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2009 Nokia Corporation [Member]	Apr. 14, 2009 Nokia Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition purchase price						$ 54,037
Restructuring and other acquisition related costs	588	[1]	9,101	[1]	9,101
Employee severance costs					7,700
Employee severance costs paid					7,237
Amortization of acquired intangible assets					$ 2,738

[1]	*) Includes stock-based compensation to employees in the following items: Cost of products and licenses $ 47 $ 49 $ 58 Cost of software updates, maintenance and subscriptions $ 641 $ 984 $ 909 Research and development $ 6,649 $ 7,325 $ 7,471 Selling and marketing $ 5,032 $ 7,279 $ 7,888 General and administrative $ 18,538 $ 19,543 $ 23,509

Acquisitions (Schedule Of Purchase Price Allocation) (Details) (Nokia Corporation [Member], USD $) In Thousands, unless otherwise specified	Apr. 14, 2009
Nokia Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Accounts receivable	$ 27,674
Inventory	7,575
Other assets	8,148
Accounts payable and other liabilities	(21,703)
Deferred revenues	(48,457)
Intangible assets	36,944
Goodwill (tax deductible)	43,856
Total purchase price	$ 54,037

Acquisitions (Components Of Intangible Assets) (Details) (Nokia Corporation [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
	Apr. 14, 2009 Y
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	$ 36,944
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	11,909	[1]
Total intangible assets, Useful life	2	[1]
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	20,058	[2]
Total intangible assets, Useful life	3	[2]
In Process Research And Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	2,741	[3]
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	1,280
Total intangible assets, Useful life	0.5
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Fair value	$ 956	[4]
Total intangible assets, Useful life	3	[4]

[1]	Customer relationships represent the underlying relationships and agreements with Nokia's installed customer base.
[2]	Core technology represents a combination of Nokia processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products.
[3]	In-process research and development ("IPR&D") represents incomplete Nokia research and development projects that had not reached technological feasibility and had no alternative future use as of the date of the acquisition. The asset was fully amortized in 2010 as the Company abandoned the development efforts.
[4]	Trade names value represents the recognition value of Nokia's brand name as a result of advertising expenditures for customer relations and the technological development to provide consistent, leading edge products and a strong research and development commitment by the Company.

Acquisitions (Schedule Of Condensed Combined Pro Forma Information) (Details) (Nokia Corporation [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Nokia Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 971,993 [1]
Net income	$ 368,788
Basic earnings per share	$ 1.76
Diluted earnings per share	$ 1.74

[1]	Nokia revenues prior to the acquisition date were denominated in currencies other than the US dollar; such revenues were re-measured into US dollars in accordance with ASC 830.

Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Marketable Securities [Abstract]
Interest receivable	$ 16,352	$ 15,324
Other-than-temporary impairment, total amount related to auction rate securities loss	16,500		3,134
Net gain (impairment net of gains) on sale of marketable securities previously impaired	(2,017)	785	1,277
Net gain on sale of marketable securities previously impaired			$ 1,857

Marketable Securities (Schedule Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	$ 639,923		$ 534,940
Gross unrealized gains less than one year	3,901		2,973
Gross unrealized losses less than one year	(285)		(195)
Fair value less than one year	643,539		537,718
Amortized cost, over one year through five years	1,506,728		1,307,735
Gross unrealized gains, over one year through five years	17,075		20,084
Gross unrealized losses, over one year through five years	(3,938)		(2,368)
Fair value, over one year through five years	1,519,865		1,325,451
Government And Corporate Debentures - Fixed Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	504,749		313,939
Gross unrealized gains less than one year	3,534		2,372
Gross unrealized losses less than one year	(237)		(85)
Fair value less than one year	508,046		316,226
Amortized cost, over one year through five years	1,103,254		990,454
Gross unrealized gains, over one year through five years	14,854		18,421
Gross unrealized losses, over one year through five years	(2,058)		(1,731)
Fair value, over one year through five years	1,116,050		1,007,144
Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	40,088		142,496
Gross unrealized gains less than one year	238		504
Gross unrealized losses less than one year			(100)
Fair value less than one year	40,326		142,900
Amortized cost, over one year through five years	295,235		189,085
Gross unrealized gains, over one year through five years	2,061		1,366
Gross unrealized losses, over one year through five years	(151)		(552)
Fair value, over one year through five years	297,145		189,899
Government And Corporate Debentures - Floating Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost less than one year	95,086		78,505
Gross unrealized gains less than one year	129		97
Gross unrealized losses less than one year	(48)		(10)
Fair value less than one year	95,167		78,592
Amortized cost, over one year through five years	102,161		120,206
Gross unrealized gains, over one year through five years	160		297
Gross unrealized losses, over one year through five years	(1,729)		(85)
Fair value, over one year through five years	100,592		120,418
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, over one year through five years	6,078	[1]	7,990	[1]
Fair value, over one year through five years	$ 6,078	[1]	$ 7,990	[1]

[1]	The balance in 2010 was comprised of four auction rate securities, which have suffered from failed auctions since September 2007. During 2011 two of these securities were sold. As a result of the auction failures these auction rate securities do not have a readily determinable market value. As such, since 2008, the Company determines the fair values of these securities with the assistance of third- party valuating specialists (see Note 5).

Marketable Securities (Investments With Continuous Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 465,292	$ 376,990
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(4,010)	(2,512)
Investments with continuous unrealized losses for 12 months or greater, Fair value	42,231	20,833
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(213)	(51)
Total Investments with continuous unrealized losses, Fair value	507,523	397,823
Total Investments with continuous unrealized losses, Unrealized losses	(4,223)	(2,563)
Government And Corporate Debentures - Fixed Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	267,326	195,784
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(2,225)	(1,816)
Investments with continuous unrealized losses for 12 months or greater, Fair value	27,490
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(69)
Total Investments with continuous unrealized losses, Fair value	294,816	195,784
Total Investments with continuous unrealized losses, Unrealized losses	(2,294)	(1,816)
Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	131,540	122,574
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(151)	(649)
Investments with continuous unrealized losses for 12 months or greater, Fair value		4,999
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses		(3)
Total Investments with continuous unrealized losses, Fair value	131,540	127,572
Total Investments with continuous unrealized losses, Unrealized losses	(151)	(652)
Government And Corporate Debentures - Floating Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	66,426	58,632
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(1,634)	(47)
Investments with continuous unrealized losses for 12 months or greater, Fair value	14,741	15,834
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(144)	(48)
Total Investments with continuous unrealized losses, Fair value	81,167	74,467
Total Investments with continuous unrealized losses, Unrealized losses	$ (1,778)	$ (95)

Fair Value Measurements (Financial Assets Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Foreign currency derivative contracts	$ (351)	$ 1,219
Total financials assets	2,466,833	2,098,412
Level 1 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total financials assets	303,780	226,092
Level 2 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Foreign currency derivative contracts	(351)	1,219
Total financials assets	2,156,975	1,864,330
Level 3 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total financials assets	6,078	7,990
Money Market Funds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	303,780	226,092
Money Market Funds [Member] | Level 1 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	303,780	226,092
Government And Corporate Debentures - Fixed Interest Rate [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	1,624,096	7,932
Marketable securities		1,323,370
Government And Corporate Debentures - Fixed Interest Rate [Member] | Level 2 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	1,624,096	7,932
Marketable securities		1,323,370
Government-Sponsored Enterprises [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	337,471	332,799
Government-Sponsored Enterprises [Member] | Level 2 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	337,471	332,799
Government And Corporate Debentures - Floating Interest Rate [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	195,759	199,010
Government And Corporate Debentures - Floating Interest Rate [Member] | Level 2 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	195,759	199,010
Auction Rate Securities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	6,078	7,990
Auction Rate Securities [Member] | Level 3 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	$ 6,078	$ 7,990

Fair Value Measurements (Fair Value Measurements Using Significant Unobservable Inputs) (Details) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Auction rate securities, Beginning balance	$ 8,775	$ 6,078
Auction rate securities, Unrealized losses included in earning (other than temporary impairment)	(785)
Auction rate securities, Securities sold during 2011		(1,912)
Auction rate securities, Ending balance	$ 7,990	$ 6,078

Property And Equipment, Net (Property And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 102,836	$ 98,150
Leasehold improvement	4,466	4,389
Accumulated depreciation and amortization	66,197	61,085
Property and equipment, net	36,639	37,065
Reduction to cost and accumulated depreciation	2,050	1,719
Computer And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	58,779	55,475
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	5,728	5,379
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 33,863	$ 32,907

Goodwill And Other Intangible Assets, Net (Changes In Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill, beginning of year	$ 717,052	$ 708,458
Acquisitions	10,823	8,594
Goodwill, end of year	$ 727,875	$ 717,052

Goodwill And Other Intangible Assets, Net (Other Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 238,821	$ 235,422
Accumulated amortization	212,582	168,657
Other intangible assets, net	26,239	66,765
Useful life, minimum	0.5
Useful life, maximum	20
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	43,748	141,819
Accumulated amortization	137,736	106,565
Other intangible assets, net	6,012	35,254
Useful life, minimum	2
Useful life, maximum	8
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	26,476	26,476
Accumulated amortization	9,070	7,175
Other intangible assets, net	17,406	19,301
Useful life, minimum	3
Useful life, maximum	20
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	68,597	67,127
Accumulated amortization	65,776	54,917
Other intangible assets, net	$ 2,821	$ 12,210
Useful life, minimum	2
Useful life, maximum	6

Goodwill And Other Intangible Assets, Net (Estimated Future Amortization Expense Of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
2012	$ 7,029
2013	3,020
2014	2,142
2015	2,023
Thereafter	12,025
Total estimated future amortization expense	$ 26,239

Employee And Payroll Accruals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee And Payroll Accruals [Abstract]
Employee and payroll accruals related to payroll accrued for the benefit of certain related parties, years 2002 to 2007	$ 4,512	$ 4,542

Accrued Expenses And Other Liabilities (Schedule Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other Liabilities [Abstract]
Income taxes payable	$ 72,673	$ 54,794
Accrued products and licenses costs	27,582	28,341
Current deferred tax liability, net	6,362	8,679
Marketing expenses payable	11,834	7,564
Legal accrual	21,978	19,445
Purchase commitment to subcontractors	6,815	5,415
Accrued expenses	30,608	24,125
Accrued expenses and other liabilities total	$ 177,852	$ 148,363

Commitments And Contingent Liabilities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Israeli Tax Authority [Member] 2002 Through 2006 [Member] ILS	Dec. 31, 2011 Israeli Tax Authority [Member] 2007 [Member] ILS
Restructuring Cost and Reserve [Line Items]
Rent expenses	$ 5,950,000	$ 6,193,000	$ 7,068,000
Additional taxes demanded by tax authority				1,561,000,000	197,000,000

Commitments And Contingent Liabilities (Aggregate Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
2012	$ 2,675
2013	1,744
2014	1,117
2015	63
Operating leases, total	$ 5,599

Taxes On Income (Narrative) (Details)	12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Israeli Tax Authority [Member] ILS	Dec. 31, 2011 Israeli Taxation [Member]	Dec. 31, 2010 Israeli Taxation [Member]	Dec. 31, 2011 Encouragement Of Industry (Taxes) 1996 [Member] Y	Dec. 31, 2011 U.S. Federal [Member] USD ($) Y	Dec. 31, 2011 U.S. State [Member] USD ($)	Dec. 31, 2011 Research And Development Tax Credits [Member] USD ($)	Dec. 31, 2011 2011-2012 [Member] Development Zone A [Member]	Dec. 31, 2011 2011-2012 [Member] Elsewhere In Israel [Member]	Dec. 31, 2011 2013-2014 [Member] Development Zone A [Member]	Dec. 31, 2011 2013-2014 [Member] Elsewhere In Israel [Member]	Dec. 31, 2011 2014 and Thereafter [Member] Development Zone A [Member]	Dec. 31, 2011 2014 and Thereafter [Member] Elsewhere In Israel [Member]	Dec. 31, 2011 Approved Enterprise [Member] USD ($)	Dec. 31, 2011 Privileged Enterprise [Member] USD ($)	Dec. 31, 2011 Minimum [Member] Y	Dec. 31, 2011 Minimum [Member] U.S. State [Member]	Dec. 31, 2011 Minimum [Member] Research And Development Tax Credits [Member]	Dec. 31, 2011 Maximum [Member] Y	Dec. 31, 2011 Maximum [Member] U.S. State [Member]	Dec. 31, 2011 Maximum [Member] Research And Development Tax Credits [Member]
Operating Loss Carryforwards [Line Items]
Uncertain tax positions interest expense	$ 13,587,000	$ 10,695,000	$ 8,239,000
Uncertain tax positions income tax accrual	48,025,000	34,438,000
Taxes payable				197,000,000
Effective income tax rate					24.00%	25.00%
Future effective income tax rate	25.00%
Effective real capital gains tax rate	25.00%
Enacted effective income tax rate	(6.00%)	(8.00%)	(13.00%)								10.00%	15.00%	7.00%	12.50%	6.00%	12.00%			10.00%
Dividend income tax rate	15.00%
Number of investment program granting status																	6
Number of investment programs ended																	4
Amendment of plans for gaining privileged rights																		seventh eighth and ninth plans
Privileges expiration year																		2019
Income tax exemption period (in years)	2
Tax period based on foreign investments (in years)																			5			8
Common shares repurchased, shares	5,590,000	5,650,000	7,810,000															84,831,728
Common shares repurchased, value	300,000,000	200,000,000	202,285,000															2,068,576,000
Retained earnings exempt from tax	3,973,045,000	3,429,079,000															713,007,000	1,024,198,000
Income tax liability incurred																	163,617,000	163,655,000
Fixed assets amortization period (in years)							8
Minimum percentage of income in tax year from industrial production to be considered an "Industrial Company" in Israel	90.00%
Undistributed earnings	93,443,000
U.S. federal loss carryforward								654,000,000	665,000,000	10,000,000
Operating loss carryforwards offset period (in years)								20
Operating loss carryforward expiration years								2024												2012	2019		2024	2028
Compensation expense recognized transferred to additional paid-in capital								$ 0

Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Beginning balance	$ 169,370	$ 132,908
Additions for prior year tax positions	19,679	20,616
Additions for current year tax position	30,420	15,846
Ending balance	$ 219,469	$ 169,370

Taxes On Income (Components Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Carry forward tax losses	$ 253,699	$ 266,011
Deferred revenues	3,862	3,479
Employee stock based compensation	15,105	14,472
Accrued employees costs	5,317	4,614
Reserves and allowances	2,751	3,174
Fixed assets	1,405	6,055
Marketable Securities amortization	3,202	1,242
Intangible assets	7,218	3,406
Tax credits	12,462	10,980
Deferred tax assets before valuation allowance	305,021	313,433
Valuation allowance	(262,456)	(273,481)
Deferred tax asset	42,565	39,952
Intangible assets	(7,878)	(16,842)
Unrealized gains on marketable securities, net	(3,876)	(4,909)
Other	(509)	(603)
Deferred tax liability	(12,263)	(22,354)
Deferred tax asset, net	30,302	17,598
Non-current deferred tax asset, net	25,296	18,122
Current deferred tax liability, net	(6,362)	(8,679)
Non-current deferred tax liability	(1,274)	(1,721)
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax asset, net	16,362	11,498
Current deferred tax asset, net	3,198	524
Non-current deferred tax asset, net	14,616	10,974
Current deferred tax liability, net	(1,452)
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax asset, net	13,940	6,100
Current deferred tax asset, net	9,444	9,352
Non-current deferred tax asset, net	10,680	7,148
Current deferred tax liability, net	(4,910)	(8,679)
Non-current deferred tax liability	$ (1,274)	$ (1,721)

Taxes On Income (Schedule Of Income Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Domestic	$ 655,486	$ 540,402	$ 421,471
Foreign	27,728	23,991	24,327
Income before taxes on income	$ 683,214	$ 564,393	$ 445,798

Taxes On Income (Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Current	$ 150,800	$ 123,241	$ 99,661
Deferred	(11,552)	(11,674)	(11,386)
Income Tax Expense (Benefit), Total	139,248	111,567	88,275
Domestic	134,242	110,318	85,626
Foreign	5,006	1,249	2,649
Domestic and foreign tax expense total	139,248	111,567	88,275
State taxes, Current	138,686	112,475	88,398
State taxes, Deferred	(4,444)	(2,157)	(2,772)
State tax expense (Benefit)	134,242	110,318	85,626
Total Foreign Taxes	5,006	1,249	2,649
Taxes on income	139,248	111,567	88,275
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Federal taxes, Current	7,809	6,608	7,166
Federal taxes, Deferred	748	(792)	1,281
Federal Income Tax Expense (Benefit)	8,557	5,816	8,447
State taxes, Current	1,061	1,243	977
State taxes, Deferred	819	(52)	423
State tax expense (Benefit)	1,880	1,191	1,400
Other international locations, Current	3,245	2,915	3,120
Other international locations, Deferred	(8,676)	(8,673)	(10,318)
Other international locations tax expense total	$ (5,431)	$ (5,758)	$ (7,198)

Taxes On Income (Schedule Of Effective Income Tax Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Income before taxes as reported in the statements of income	$ 683,214	$ 564,393	$ 445,798
Statutory tax rate in Israel	24.00%	25.00%	26.00%
Effect of "Approved and Privileged Enterprise" status	(6.00%)	(8.00%)	(13.00%)
Foreign exchange			1.00%
Stock based compensation - nondeductible expense		1.00%	1.00%
Others, net	2.00%	2.00%	5.00%
Effective tax rate	20.00%	20.00%	20.00%
Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.21	$ 0.2	$ 0.27
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.2	$ 0.2	$ 0.27

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and RSUs outstanding	1,111,000	1,254,000	1,612,000		1,398,000
Options outstanding	13,337,000	14,192,000	16,601,000	[1]	21,582,000
Weighted average fair value granted under RSUs	$ 51.89	$ 36.43	$ 23.87
Weighted average fair value granted under options	$ 17.04	$ 9.09	$ 9.98
Unrecognized compensation expense	$ 81,473
Unrecognized compensation expense expected period of recognition (in years)	4
Authorized amount under share repurchase programs	2,150,000
Repurchase of shares	5,590,000	5,650,000	7,810,000
Repurchase of shares, value	300,000	200,000	202,285
Average purchase price per share of treasury stock	$ 53.65	$ 35.38	$ 25.89
Remaining stock under share repurchase program	80,105
Treasury stock reissued	29,704,017
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Ordinary shares reserved for issuance	6,000,000
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	374,050	433,940	478,231
Average price per share purchased by employees	$ 34.14	$ 24.97	$ 19.19
Ordinary shares available for future grant	1,730,922
Compensation expense recognized	3,400	2,940	3,061
1996 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,651,328
Zone Labs Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,359
Pointsec Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	9,318
Sixth Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	250,000
Seventh Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	300,000
Eighth Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	$ 300,000
2005 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Ordinary shares reserved for issuance	50,000,000
Ordinary shares available for future grant	60,995,465
Increase in number of Ordinary shares reserved for issuance each year	5,000,000
Options and RSUs outstanding	12,785,933
2005 Plans [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	seven
Vesting period, minimum (years of employment)	four
Vesting period, maximum (years of employment)	five
2005 Plans [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of RSUs (in years)		four

[1]	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Shareholders' Equity (Summary Of Stock Option Activity And Related Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Shareholders' Equity [Abstract]
Options, Outstanding at beginning of year	14,192,000	16,601,000	[1]	21,582,000
Weighted average exercise price, Outstanding at beginning of year	$ 23.85	$ 23.12		$ 20.97
Options, Granted	2,125,000	2,139,000		1,845,000
Weighted average exercise price, Granted	$ 52.92	$ 30.69		$ 25.86
Options, Exercised	(2,324,000)	(4,062,000)		(6,039,000)
Weighted average exercise price, Exercised	$ 22.83	$ 24.15		$ 16.4
Options, Expired	(602,000)	(470,000)		(591,000)
Weighted average exercise price, Expired	$ 26.97	$ 26.57		$ 23.31
Options, Forfeited	(54,000)	(16,000)		(196,000)
Weighted average exercise price, Forfeited	$ 27.89	$ 21.95		$ 19.6
Options, Outstanding at December 31	13,337,000	14,192,000		16,601,000	[1]
Weighted average exercise price, Outstanding at December 31	$ 28.5	$ 23.85		$ 23.12
Options, Exercisable at December 31	8,429,000	8,695,000		10,469,000
Weighted average exercise price, Exercisable at December 31	$ 24.21	$ 22.09		$ 22.86
Options outstanding and expected to vest	13,200,000

[1]	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Shareholders' Equity (Summary Of Options Outstanding And Aggregate Intrinsic Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Shareholders' Equity [Abstract]
Options, Outstanding at beginning of year	14,192	16,601	[1]	21,582
Options, Granted	2,125	2,139		1,845
Options, Exercised	(2,324)	(4,062)		(6,039)
Options, Forfeited	(656)
Options, Outstanding at December 31	13,337	14,192		16,601	[1]
Options, Exercisable at December 31	8,429	8,695		10,469
Aggregate intrinsic value, Outstanding at beginning of year	$ 318,075
Aggregate intrinsic value, Outstanding as of December 31	321,753	318,075
Aggregate intrinsic value, Exercisable as of December 31	$ 239,032

[1]	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Shareholders' Equity (Summary Of Restricted Stock Units Award Activity) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Outstanding at beginning of year	1,254	1,612	1,398
Granted	389	371	755
Vested	(425)	(530)	(398)
Forfeited	(107)	(199)	(143)
Outstanding as of December 31,	1,111	1,254	1,612

Shareholders' Equity (Summary Of Options Outstanding By Exercise Price Range) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
6.08-6.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 6.08
Exercise price upper range limit	$ 6.08
Number of options, outstanding	1
Weighted average remaining contractual life, Outstanding (in years)	2.13
Weighted average exercise price, Outstanding	$ 6.08
Number of options, Exercisable	1
Weighted average remaining contractual life, Exercisable (in years)	2.13
Weighted average exercise price, Exercisable	$ 6.08
16.80-16.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 16.8
Exercise price upper range limit	$ 16.8
Number of options, outstanding	2,200
Weighted average remaining contractual life, Outstanding (in years)	1.58
Weighted average exercise price, Outstanding	$ 16.8
Number of options, Exercisable	2,200
Weighted average remaining contractual life, Exercisable (in years)	1.58
Weighted average exercise price, Exercisable	$ 16.8
18.56-22.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 18.56
Exercise price upper range limit	$ 22.95
Number of options, outstanding	447
Weighted average remaining contractual life, Outstanding (in years)	3.3
Weighted average exercise price, Outstanding	$ 21.71
Number of options, Exercisable	153
Weighted average remaining contractual life, Exercisable (in years)	2.48
Weighted average exercise price, Exercisable	$ 21.64
23.19-23.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 23.19
Exercise price upper range limit	$ 23.65
Number of options, outstanding	3,951
Weighted average remaining contractual life, Outstanding (in years)	1.81
Weighted average exercise price, Outstanding	$ 23.44
Number of options, Exercisable	3,112
Weighted average remaining contractual life, Exercisable (in years)	2.06
Weighted average exercise price, Exercisable	$ 23.5
24.01-26.47 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 24.01
Exercise price upper range limit	$ 26.47
Number of options, outstanding	2,225
Weighted average remaining contractual life, Outstanding (in years)	4.13
Weighted average exercise price, Outstanding	$ 25.25
Number of options, Exercisable	1,625
Weighted average remaining contractual life, Exercisable (in years)	4.08
Weighted average exercise price, Exercisable	$ 25.11
26.77-29.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 26.77
Exercise price upper range limit	$ 29.49
Number of options, outstanding	1,965
Weighted average remaining contractual life, Outstanding (in years)	5.37
Weighted average exercise price, Outstanding	$ 29.12
Number of options, Exercisable	825
Weighted average remaining contractual life, Exercisable (in years)	5.46
Weighted average exercise price, Exercisable	$ 29.41
32.31-35.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 32.31
Exercise price upper range limit	$ 35.79
Number of options, outstanding	399
Weighted average remaining contractual life, Outstanding (in years)	5.22
Weighted average exercise price, Outstanding	$ 34.83
Number of options, Exercisable	87
Weighted average remaining contractual life, Exercisable (in years)	5.22
Weighted average exercise price, Exercisable	$ 34.87
43.95-46.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 43.95
Exercise price upper range limit	$ 46.01
Number of options, outstanding	49
Weighted average remaining contractual life, Outstanding (in years)	5.98
Weighted average exercise price, Outstanding	$ 45
Number of options, Exercisable	6
Weighted average remaining contractual life, Exercisable (in years)	5.86
Weighted average exercise price, Exercisable	$ 43.95
51.98-59.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 51.98
Exercise price upper range limit	$ 59.59
Number of options, outstanding	2,100
Weighted average remaining contractual life, Outstanding (in years)	6.38
Weighted average exercise price, Outstanding	$ 53
Number of options, Exercisable	420
Weighted average remaining contractual life, Exercisable (in years)	6.39
Weighted average exercise price, Exercisable	$ 53.05
6.08-59.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 6.08
Exercise price upper range limit	$ 59.59
Number of options, outstanding	13,337
Weighted average remaining contractual life, Outstanding (in years)	3.57
Weighted average exercise price, Outstanding	$ 28.5
Number of options, Exercisable	8,429
Weighted average remaining contractual life, Exercisable (in years)	2.92
Weighted average exercise price, Exercisable	$ 24.21

Earnings Per Share (Computation Of Basic And Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net income	$ 543,966	$ 452,826	$ 357,523
Weighted average Ordinary shares outstanding (in thousands)	206,917	208,106	209,371
Employee stock options and RSUs (in thousands)	7,005	4,827	2,837
Diluted weighted average Ordinary shares outstanding (in thousands)	213,922	212,933	212,208
Basic earnings per Ordinary share	$ 2.63	$ 2.18	$ 1.71
Diluted earnings per Ordinary share	$ 2.54	$ 2.13	$ 1.68

Geographic Information And Selected Statements Of Income Data (Summary Of Revenue By Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Geographical Information [Line Items]
Revenues	$ 1,246,986	$ 1,097,868	$ 924,417
Americas, Principally U.S. [Member]
Schedule Of Geographical Information [Line Items]
Revenues	553,843	479,692	398,367
Europe [Member]
Schedule Of Geographical Information [Line Items]
Revenues	488,632	440,620	380,101
Asia, Middle-East And Africa [Member]
Schedule Of Geographical Information [Line Items]
Revenues	$ 204,511	$ 177,556	$ 145,949

Geographic Information And Selected Statements Of Income Data (Summary Of Long-Lived Assets By Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Geographical Information [Line Items]
Long-lived assets	$ 790,753	$ 820,882
U.S. [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	202,461	205,422
Israel [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	92,610	86,577
Sweden [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	494,895	528,002
Rest Of The World [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	$ 787	$ 881

Geographic Information And Selected Statements Of Income Data (Summary Of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 28,092	$ 14,428	$ 8,414
Financial income, net	39,023	30,164	32,058
Financial Income [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	68,351	53,567	41,346
Realized gain (loss) on sale of marketable securities	672	974
Foreign currency re-measurement gain and others	14		2,061
Total financial income	69,037	54,541	43,407
Financial Expense [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Realized gain (loss) on sale of marketable securities			1,896
Amortization of marketable securities premium and accretion of discount, net	28,092	14,428	8,414
Foreign currency re-measurement loss		2,808
Others	1,922	7,141	1,039
Total financial expense	$ 30,014	$ 24,377	$ 11,349